UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-06336
                                   ---------

               FRANKLIN TEMPLETON INTERNATIONAL TRUST
               --------------------------------------
        (Exact name of registrant as specified in charter)

           ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
           -----------------------------------------------
        (Address of principal executive offices) (Zip code)

  CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
  -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area Code: (650) 312-2000
                                                    --------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period: 4/30/06
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                        APRIL 30, 2006
--------------------------------------------------------------------------------

                                                A series of Franklin Templeton
                                                International Trust

--------------------------------------------------------------------------------
SEMIANNUAL REPORT AND SHAREHOLDER LETTER                      INTERNATIONAL
--------------------------------------------------------------------------------
                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
                 TEMPLETON FOREIGN
               SMALLER COMPANIES FUND                  Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER .........................................................   1

SEMIANNUAL REPORT

Templeton Foreign Smaller Companies Fund ...................................   3

Performance Summary ........................................................   8

Your Fund's Expenses .......................................................  11

Financial Highlights and Statement of Investments ..........................  13

Financial Statements .......................................................  22

Notes to Financial Statements ..............................................  26

Shareholder Information ....................................................  35

--------------------------------------------------------------------------------
Semiannual Report

Templeton Foreign Smaller Companies Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Foreign Smaller Companies Fund seeks to provide long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of smaller companies located outside the United States, including emerging markets.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 4/30/06

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

Asia ....................................................................  39.4%
Europe ..................................................................  32.8%
North America ...........................................................  11.1%
Australia & New Zealand .................................................   3.6%
Latin America ...........................................................   1.8%
Short-Term Investments and Other Net Assets .............................  11.3%
--------------------------------------------------------------------------------

This semiannual report for Templeton Foreign Smaller Companies Fund covers the period ended April 30, 2006.

PERFORMANCE OVERVIEW

For the six months under review, Templeton Foreign Smaller Companies Fund - Class A posted a +23.97% cumulative total return. The Fund slightly outperformed its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index, which posted a +23.10% total

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                                                           Semiannual Report | 3
return for the same period. 1 The Fund also underperformed the S&P/Citigroup Global Equity ex-U.S. less than $2 Billion Index, a more relevant index that had a +29.82% cumulative total return for the reporting period. 2 Please note that index performance information is provided for reference and that we do not attempt to track the index but rather undertake investments on the basis of fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

Global economic growth remained strong during the six-month period ended April 30, 2006. In spite of this economic strength and volatile food and energy prices, inflation was relatively subdued worldwide. Yet, in this environment the world's two largest central banks tightened monetary policy.

The U.S. Federal Reserve Board increased the federal funds target rate in four quarter-point increments to 4.75%. The European Central Bank raised short-term rates twice to 2.50%, after keeping them unchanged since June 2003. In March 2006, the Bank of Japan ended its deflation-fighting policy, which could allow short-term rates to increase from their effective zero percent rate. Even after these changes, interest rates remained at levels considered supportive of further economic growth. The possibility of future rate increases remained.

Robust economic growth sustained strong demand for oil and other commodities, which kept prices high during most of the reporting period. In particular, many industrial metals prices continued to rise at double-digit rates, led by zinc, whose contract price rose almost 107% over the six-month period. This contributed to economic growth in countries that are tied to mining and industrial commodities, such as Australia and Canada and emerging markets in Asia and Latin America.

Notably, availability of cash and historically low interest rates fueled merger and acquisition activity, as well as leveraged buyouts and other corporate activity, which intensified during the period. In just the first quarter of 2006, the total value of global deals announced was $923 billion, almost 38% more

1. Source: Standard & Poor's Micropal. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

2. Source: Standard & Poor's Micropal. The S&P/Citigroup Global Equity ex-U.S. less than $2 Billion Index is a free float-adjusted, market capitalization-weighted index designed to measure the performance of global developed market equity securities excluding the U.S., with market capitalizations less than $2 billion.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


4 | Semiannual Report
than in the comparable period in 2005. 3 About $416 billion (45%) was attributed to European companies, which have been the most active worldwide. 3 In this environment, global equity markets performed strongly, particularly outside the U.S. As of April 30, 2006, the six-month total return for the MSCI EAFE Index was +23.10%, calculated in U.S. dollars. 4 By comparison, the total return for the MSCI USA Index was +9.85%. 5

INVESTMENT STRATEGY

We take a long-term, value-oriented approach to investing. We focus our analysis primarily at the company level; we seek to identify when a company's value on the stock exchange is substantially below our estimate of the company's underlying worth -- also known as its "intrinsic value." Our analysts determine the intrinsic value of a company first by understanding the company and the industry in which it operates, and then by forecasting future earnings and cash flow growth potential. We look to invest in those companies selling at the lowest level relative to our expectations for future earnings and cash flow. We are patient investors; our typical holding period is four to five years.

MANAGER'S DISCUSSION

Several holdings performed well during the six months under review. One example is Vedior, a Netherlands-based specialist staffing company that is one of the larger European temporary employment providers. Before the reporting period, Vedior issued two profit warnings and experienced sharp share price declines as the economic downturn affected the temporary employment business and the company was involved in the integration of its acquisitions. Ultimately, the chairman and a number of board members resigned and were replaced. During the period, we considered the shares attractively valued and purchased additional shares for the Fund. Vedior shares also offered us exposure to healthy European labor markets.

Daegu Bank, a South Korean regional bank with a strong client base in Daegu and Kyungbuk provinces, also benefited Fund performance during the period. The bank provides various services to its clients from commercial banking to

3. Source: "Big Deals Put Europe At M&A Center Stage," THE WALL STREET JOURNAL, 4/3/06.

4. Source: Standard & Poor's Micropal. See footnote 1 for a description of the MSCI EAFE Index.

5. Source: Standard & Poor's Micropal. The MSCI USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the U.S.


                                                           Semiannual Report | 5

TOP 10 SECTORS/INDUSTRIES
4/30/06

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
Commercial Services & Supplies                                              9.1%
--------------------------------------------------------------------------------
Health Care Providers & Services                                            5.5%
--------------------------------------------------------------------------------
Electronic Equipment & Instruments                                          5.1%
--------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                                            5.0%
--------------------------------------------------------------------------------
Electrical Equipment                                                        4.0%
--------------------------------------------------------------------------------
Machinery                                                                   3.9%
--------------------------------------------------------------------------------
Energy Equipment & Services                                                 3.5%
--------------------------------------------------------------------------------
Capital Markets                                                             3.4%
--------------------------------------------------------------------------------
Paper & Forest Products                                                     3.3%
--------------------------------------------------------------------------------
Commercial Banks                                                            3.2%
--------------------------------------------------------------------------------

foreign exchange. The bank seems positioned to be one of the key beneficiaries from the pickup in the domestic economy due to its large loan book of small and medium enterprises. Daegu Bank improved most of its operating results as the export environment improved, credit costs declined and delinquency ratios fell across segments.

Another top contributor to Fund performance during the period was D. Carnegie, a well-respected investment bank that operates in the Nordic capital markets. Carnegie is the leading investment banking advisor in the Nordic region. We believe that Carnegie shares are attractive.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended April 30, 2006, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's predominant investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

Some of our holdings did not perform well. One example is Hong Kong-based Techtronic Industries, the world leader in the design, engineering, manufacturing and marketing of power tools. The stock declined in value due to rising U.S. inventory levels. Longer term, we expect these inventory issues to improve, and we believe the company possesses a competitive advantage with its efficient manufacturing facilities and leading product technologies. The company provides brand-name customers with original design and manufacturing services. Techtronic Industries is well known for its popular "RYOBI" power tools in North America and Europe and "VAX" floor care products globally. Techtronic Industries' ability to create new products seemed to us undervalued by the market.

Canadian company Quebecor World negatively impacted Fund performance during the period. Quebecor World provides print, pre-media, logistics and distribution services to book and magazine publishers, retailers, telephone companies, and direct mail and catalog customers. Recently, overall industry conditions were difficult with too much capacity and pricing pressure. In addition, the company suffered from some underperforming European operations. The company remained an industry leader and could benefit from a gradual


6 | Semiannual Report
improvement in the U.S. commercial printing industry, which is closely tied to economic growth and advertising markets. At period-end, we remained comfortable with this holding for the long term.

Lastly, Orion detracted from Fund performance. Orion is Finland's leading pharmaceutical company. The company evolved from a generics-driven conglomerate into a research and development-driven pharmaceutical company. While the company has historically been Finland- and Europe-oriented, more recently it successfully entered into the international arena with new drugs marketed by large international partners. The shares underperformed during the period mainly due to negative reports regarding the efficacy of one of the company's heart medications. We sold our Orion shares by period-end.

Thank you for your continued participation in Templeton Foreign Smaller Companies Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]    /s/ Tucker Scott

                   Tucker Scott, CFA


[PHOTO OMITTED]    /s/ Cynthia Sweeting

                   Cynthia Sweeting, CFA

Portfolio Management Team
Templeton Foreign Smaller Companies Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER OR SUBADVISORS MAKE NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

TOP 10 EQUITY HOLDINGS
4/30/06

--------------------------------------------------------------------------------
COMPANY                                                              % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                             NET ASSETS
--------------------------------------------------------------------------------
D-Link Corp.                                                                2.6%
 COMMUNICATIONS EQUIPMENT, TAIWAN
--------------------------------------------------------------------------------
Vedior NV                                                                   2.6%
 COMMERCIAL SERVICES & SUPPLIES,
 NETHERLANDS
--------------------------------------------------------------------------------
Vestas Wind Systems AS,
common & restricted                                                         2.2%
 ELECTRICAL EQUIPMENT, DENMARK
--------------------------------------------------------------------------------
People's Food Holdings Ltd.                                                 1.7%
 FOOD PRODUCTS, CHINA
--------------------------------------------------------------------------------
Game Group PLC                                                              1.7%
 SPECIALTY RETAIL, U.K.
--------------------------------------------------------------------------------
Sohgo Security Services Co. Ltd.                                            1.6%
 COMMERCIAL SERVICES & SUPPLIES,
 JAPAN
--------------------------------------------------------------------------------
Bodycote International PLC                                                  1.6%
 MACHINERY, U.K.
--------------------------------------------------------------------------------
Giant Manufacturing Co. Ltd.                                                1.6%
 LEISURE EQUIPMENT & PRODUCTS,
 TAIWAN
--------------------------------------------------------------------------------
OPG Groep NV                                                                1.6%
 HEALTH CARE PROVIDERS & SERVICES,
 NETHERLANDS
--------------------------------------------------------------------------------
DX Services PLC                                                             1.5%
 AIR FREIGHT & LOGISTICS, U.K.
--------------------------------------------------------------------------------


                                                           Semiannual Report | 7

Performance Summary as of 4/30/06

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FINEX)                                    CHANGE        4/30/06        10/31/05
------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$3.85         $23.45          $19.60
------------------------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/05-4/30/06)
------------------------------------------------------------------------------------------------
Dividend Income                            $0.4895
------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0629
------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.1698
------------------------------------------------------------------------------------------------
    TOTAL                                  $0.7222
------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                                      CHANGE        4/30/06        10/31/05
------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$3.72         $22.93          $19.21
------------------------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/05-4/30/06)
------------------------------------------------------------------------------------------------
Dividend Income                            $0.4426
------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0629
------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.1698
------------------------------------------------------------------------------------------------
    TOTAL                                  $0.6753
------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FCFSX)                                    CHANGE        4/30/06        10/31/05
------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$3.73         $22.98          $19.25
------------------------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/05-4/30/06)
------------------------------------------------------------------------------------------------
Dividend Income                            $0.4474
------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0629
------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.1698
------------------------------------------------------------------------------------------------
    TOTAL                                  $0.6801
------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FTFAX)                              CHANGE        4/30/06        10/31/05
------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$3.84         $23.51          $19.67
------------------------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/05-4/30/06)
------------------------------------------------------------------------------------------------
Dividend Income                            $0.5439
------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0629
------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.1698
------------------------------------------------------------------------------------------------
    TOTAL                                  $0.7766
------------------------------------------------------------------------------------------------


8 | Semiannual Report

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------------------------------------
                                                                                                     SINCE CHANGES IN
                                                                                                    INVESTMENT POLICIES
CLASS A                                     6-MONTH         1-YEAR         5-YEAR        10-YEAR         (10/1/96) 5
-----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                    +23.97%        +31.60%       +107.38%       +163.65%         +157.30%
-----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                +16.82%        +24.05%        +14.35%         +9.53%          +9.69%
-----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3               $11,682        $12,405        $19,549        $24,854          $24,244
-----------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/06) 4                          +14.11%        +14.51%         +9.36%           +9.26%
-----------------------------------------------------------------------------------------------------------------------
                                                                                                        INCEPTION
CLASS B                                                    6-MONTH         1-YEAR         5-YEAR         (1/1/99)
-----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                   +23.55%        +30.62%        +99.27%         +131.95%
-----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                               +19.55%        +26.62%        +14.55%         + 12.17%
-----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                              $11,955        $12,662        $19,727          $23,195
-----------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/06) 4                                         +16.10%        +14.71%          +11.62%
-----------------------------------------------------------------------------------------------------------------------
                                                                                                        INCEPTION
CLASS C                                                    6-MONTH         1-YEAR         5-YEAR         (7/1/98)
-----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                   +23.52%        +30.57%        +99.47%         +105.42%
-----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                               +22.52%        +29.57%        +14.81%           +9.63%
-----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                              $12,252        $12,957        $19,947          $20,542
-----------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/06) 4                                         +19.09%        +14.96%           +9.10%
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     SINCE CHANGES IN
                                                                                                    INVESTMENT POLICIES
ADVISOR CLASS 6                             6-MONTH         1-YEAR         5-YEAR        10-YEAR         (10/1/96) 5
-----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                    +24.16%        +31.92%       +110.19%       +171.62%         +165.09%
-----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                +24.16%        +31.92%        +16.02%        +10.51%          +10.71%
-----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3               $12,416        $13,192        $21,019        $27,162          $26,509
-----------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/06) 4                          +21.38%        +16.18%        +10.34%          +10.29%
-----------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                           Semiannual Report | 9

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY, AND REGULATORY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. IN ADDITION, SMALLER-COMPANY STOCKS HAVE HISTORICALLY EXHIBITED GREATER PRICE VOLATILITY THAN LARGER-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 1/1/97, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 10/1/96, the Fund's name was changed from Franklin International Equity Fund to Templeton Foreign Smaller Companies Fund, and the Fund, which until that date invested predominantly in large capitalization foreign equity securities, shifted its emphasis to smaller capitalization foreign equity securities.

6. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +143.52% and +10.01%.


10 | Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------------
                                                   BEGINNING ACCOUNT       ENDING ACCOUNT       EXPENSES PAID DURING
CLASS A                                              VALUE 11/1/05          VALUE 4/30/06      PERIOD* 11/1/05-4/30/06
----------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000                $1,239.70                 $ 8.16
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000                $1,017.50                 $ 7.35
----------------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000                $1,235.50                 $12.25
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000                $1,013.84                 $11.03
----------------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000                $1,235.20                 $12.30
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000                $1,013.79                 $11.08
----------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000                $1,241.60                 $ 6.78
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000                $1,018.74                 $ 6.11
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio for each class (A: 1.47%;
B: 2.21%; C: 2.22%; and Advisor: 1.22%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


12 | Semiannual Report

Franklin Templeton International Trust

FINANCIAL HIGHLIGHTS

TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   APRIL 30, 2006                         YEAR ENDED OCTOBER 31,
CLASS A                                              (UNAUDITED)         2005         2004         2003         2002         2001
                                                  -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............     $  19.60       $  19.40     $  17.01     $  12.27     $  11.91     $  14.42
                                                      ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ........................         0.04           0.27         0.20         0.13         0.15         0.21
 Net realized and unrealized gains (losses) .....         4.53           2.61         2.40         4.74         0.45        (2.18)
                                                      ---------------------------------------------------------------------------
Total from investment operations ................         4.57           2.88         2.60         4.87         0.60        (1.97)
                                                      ---------------------------------------------------------------------------
Less distributions from:
 Net investment income ..........................        (0.49)         (0.24)       (0.21)       (0.13)       (0.24)       (0.45)
 Net realized gains .............................        (0.23)         (2.44)          --           --           --        (0.09)
                                                      ---------------------------------------------------------------------------
Total distributions .............................        (0.72)         (2.68)       (0.21)       (0.13)       (0.24)       (0.54)
                                                      ---------------------------------------------------------------------------
Redemption fees .................................           -- c           -- c         -- c         --           --           --
                                                      ---------------------------------------------------------------------------
Net asset value, end of period ..................     $  23.45       $  19.60     $  19.40     $  17.01     $  12.27     $  11.91
                                                      ===========================================================================

Total return b ..................................        23.97%         15.00%       15.40%       39.99%        4.98%      (14.28)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............     $356,772       $288,564     $474,742     $350,507     $ 71,070     $ 60,579
Ratios to average net assets:
 Expenses .......................................         1.47% d,e      1.57% e      1.63% e      1.52%        1.63%        1.67%
 Net investment income ..........................         0.38% d        1.27%        1.06%        0.91%        1.15%        1.50%
Portfolio turnover rate .........................        15.25%         36.91% f     14.22%        6.37%       27.23%       28.93%

a Based on average daily shares outstanding.

b Total return does not reflect sales commissions or the contingent deferred sales charges, and is not annualized for periods less than one year.

c Amount is less than $0.01 per share.

d Annualized.

e Benefit of expense reduction is less than 0.01%.

f Excludes the value of portfolio securities delivered as a result of in-kind redemptions. See Note 8.


                     Semiannual Report | See notes to financial statements. | 13

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                    ------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                     APRIL 30, 2006                        YEAR ENDED OCTOBER 31,
CLASS B                                                (UNAUDITED)        2005         2004         2003         2002         2001
                                                    ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............      $19.21         $19.07       $16.75       $12.11       $11.77       $14.28
                                                         -------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss) a ...................       (0.04)          0.12         0.08         0.07         0.03         0.10
 Net realized and unrealized gains (losses) .......        4.44           2.56         2.35         4.62         0.46        (2.17)
                                                         -------------------------------------------------------------------------
Total from investment operations ..................        4.40           2.68         2.43         4.69         0.49        (2.07)
                                                         -------------------------------------------------------------------------
Less distributions from:
 Net investment income ............................       (0.45)         (0.10)       (0.11)       (0.05)       (0.15)       (0.35)
 Net realized gains ...............................       (0.23)         (2.44)          --           --           --        (0.09)
                                                         -------------------------------------------------------------------------
Total distributions ...............................       (0.68)         (2.54)       (0.11)       (0.05)       (0.15)       (0.44)
                                                         -------------------------------------------------------------------------
Redemption fees ...................................          -- c           -- c         -- c         --           --           --
                                                         -------------------------------------------------------------------------
Net asset value, end of period ....................      $22.93         $19.21       $19.07       $16.75       $12.11       $11.77
                                                         =========================================================================

Total return b ....................................       23.55%         14.10%       14.54%       38.85%        4.09%      (14.95)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................      $9,027         $7,576       $6,539       $3,352       $1,691       $  550
Ratios to average net assets:
 Expenses .........................................        2.21% d,e    2.32%e         2.38% e      2.27%        2.38%        2.46%
 Net investment income (loss) .....................       (0.36%) d       0.52%        0.31%        0.16%        0.40%        0.74%
Portfolio turnover rate ...........................       15.25%         36.91% f     14.22%        6.37%       27.23%       28.93%

a Based on average daily shares outstanding.

b Total return does not reflect the contingent deferred sales charges, and is not annualized for periods less than one year.

c Amount is less than $0.01 per share.

d Annualized.

e Benefit of expense reduction is less than 0.01%.

f Excludes the value of portfolio securities delivered as a result of in-kind redemptions. See Note 8.


14 | See notes to financial statements. | Semiannual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                    APRIL 30, 2006                        YEAR ENDED OCTOBER 31,
CLASS C                                               (UNAUDITED)        2005         2004         2003         2002         2001
                                                   ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............     $ 19.25        $ 19.12       $ 16.79     $ 12.17      $ 11.82      $ 14.33
                                                       --------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss) a ..................       (0.04)          0.13          0.06        0.06         0.05         0.09
 Net realized and unrealized gains (losses) ......        4.45           2.55          2.37        4.62         0.47        (2.17)
                                                       --------------------------------------------------------------------------
Total from investment operations .................        4.41           2.68          2.43        4.68         0.52        (2.08)
                                                       --------------------------------------------------------------------------
Less distributions from:
 Net investment income ...........................       (0.45)         (0.11)        (0.10)      (0.06)       (0.17)       (0.34)
 Net realized gains ..............................       (0.23)         (2.44)           --          --           --        (0.09)
                                                       --------------------------------------------------------------------------
Total distributions ..............................       (0.68)         (2.55)        (0.10)      (0.06)       (0.17)       (0.43)
                                                       --------------------------------------------------------------------------
Redemption fees ..................................          -- c           -- c          -- c        --           --           --
                                                       --------------------------------------------------------------------------
Net asset value, end of period ...................     $ 22.98        $ 19.25       $ 19.12     $ 16.79      $ 12.17      $ 11.82
                                                       ==========================================================================

Total return b ...................................       23.52%         14.12%        14.54%      38.60%        4.28%      (14.97)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................     $30,983        $23,519       $16,579     $10,673      $ 3,904      $ 1,135
Ratios to average net assets:
 Expenses ........................................        2.22% d,e      2.32% e       2.38% e     2.28%        2.31%        2.46%
 Net investment income (loss) ....................       (0.37%) d       0.52%         0.31%       0.15%        0.47%        0.69%
Portfolio turnover rate ..........................       15.25%         36.91% f      14.22%       6.37%       27.23%       28.93%

a Based on average daily shares outstanding.

b Total return does not reflect the contingent deferred sales charges, and is not annualized for periods less than one year.

c Amount is less than $0.01 per share.

d Annualized.

e Benefit of expense reduction is less than 0.01%.

f Excludes the value of portfolio securities delivered as a result of in-kind redemptions. See Note 8.


                     Semiannual Report | See notes to financial statements. | 15

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                     APRIL 30, 2006                        YEAR ENDED OCTOBER 31,
ADVISOR CLASS                                         (UNAUDITED)        2005         2004         2003         2002         2001
                                                   ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............     $ 19.67        $ 19.46      $ 17.04      $ 12.29      $ 11.92      $ 14.45
                                                       --------------------------------------------------------------------------
Income from investment operations:
 Net investment income a .........................        0.07           0.36         0.21         0.20         0.20         0.23
 Net realized and unrealized gains (losses) ......        4.55           2.57         2.46         4.70         0.44        (2.19)
                                                       --------------------------------------------------------------------------
Total from investment operations .................        4.62           2.93         2.67         4.90         0.64        (1.96)
                                                       --------------------------------------------------------------------------
Less distributions from:
 Net investment income ...........................       (0.55)         (0.28)       (0.25)       (0.15)       (0.27)       (0.48)
 Net realized gains ..............................       (0.23)         (2.44)          --           --           --        (0.09)
                                                       --------------------------------------------------------------------------
Total distributions ..............................       (0.78)         (2.72)       (0.25)       (0.15)       (0.27)       (0.57)
                                                       --------------------------------------------------------------------------
Redemption fees ..................................          -- c           -- c         -- c         --           --           --
                                                       --------------------------------------------------------------------------
Net asset value, end of period ...................     $ 23.51        $ 19.67      $ 19.46      $ 17.04      $ 12.29      $ 11.92
                                                       ==========================================================================

Total return b ...................................       24.16%         15.26%       15.73%       40.37%        5.24%      (14.11)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................     $45,148        $31,695      $16,195      $25,482      $16,937      $ 5,059
Ratios to average net assets:
 Expenses ........................................        1.22% d,e      1.32% e      1.38% e      1.27%        1.35%        1.46%
 Net investment income ...........................        0.63% d        1.52%        1.31%        1.16%        1.43%        1.67%
Portfolio turnover rate ..........................       15.25%         36.91% f     14.22%        6.37%       27.23%       28.93%

a Based on average daily shares outstanding.

b Total return is not annualized for periods less than one year.

c Amount is less than $0.01 per share.

d Annualized.

e Benefit of expense reduction is less than 0.01%.

f Excludes the value of portfolio securities delivered as a result of in-kind redemptions. See Note 8.


16 | See notes to financial statements. | Semiannual Report

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN SMALLER COMPANIES FUND                               INDUSTRY                        SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG-TERM INVESTMENTS 88.7%
    COMMON STOCKS 87.2%
    AUSTRALIA 3.6%
    Billabong International Ltd. .....................         Textiles, Apparel & Luxury Goods             242,184    $  2,837,269
    Downer EDI Ltd. ..................................          Commercial Services & Supplies              775,312       5,112,896
    PaperlinX Ltd. ...................................              Paper & Forest Products               2,106,673       5,361,826
    Repco Corp. Ltd. .................................                   Distributors                     1,749,390       2,551,870
                                                                                                                       ------------
                                                                                                                         15,863,861
                                                                                                                       ------------
    AUSTRIA 0.5%
    Wienerberger AG ..................................                 Building Products                     39,887       2,109,557
                                                                                                                       ------------
    BAHAMAS 0.6%
  a Steiner Leisure Ltd. .............................           Diversified Consumer Services               61,420       2,648,430
                                                                                                                       ------------
    BELGIUM 1.4%
    Barco NV .........................................        Electronic Equipment & Instruments             63,220       6,254,790
                                                                                                                       ------------
    BRAZIL 0.4%
a,b Companhia de Saneamento de Minas Gerais,
      144A ...........................................                  Water Utilities                     170,000       1,716,291
                                                                                                                       ------------
    CANADA 10.5%
    CAE Inc. .........................................                Aerospace & Defense                   488,427       4,020,155
    Domtar Inc. ......................................              Paper & Forest Products                 515,600       3,874,784
  a Dorel Industries Inc., B .........................                Household Durables                     63,400       1,796,924
  a GSI Group Inc. ...................................        Electronic Equipment & Instruments            416,230       4,166,462
    Legacy Hotels ....................................                    Real Estate                       369,270       2,725,545
    Linamar Corp. ....................................                  Auto Components                     242,179       3,475,331
    MDS Inc. .........................................         Health Care Providers & Services             322,319       6,566,051
    North West Co. Fund ..............................          Diversified Financial Services              171,698       6,276,520
  a Open Text Corp. ..................................           Internet Software & Services               252,256       4,590,371
    Quebecor World Inc. ..............................          Commercial Services & Supplies              329,124       3,698,320
    Transcontinental Inc., A .........................          Commercial Services & Supplies              171,652       3,171,205
    Transcontinental Inc., B .........................          Commercial Services & Supplies               99,451       1,839,543
                                                                                                                       ------------
                                                                                                                         46,201,211
                                                                                                                       ------------
    CHINA 6.1%
    Bio-Treat Technology Ltd. ........................          Commercial Services & Supplies            2,558,000       2,135,914
    China Oilfield Services Ltd. .....................            Energy Equipment & Services             9,354,293       5,157,786
  a China Pharmaceutical Group Ltd. ..................                  Pharmaceuticals                   4,538,911         772,755
    China Resources Power Holdings Co. Ltd. ..........   Independent Power Producers & Energy Traders     4,724,883       3,534,559
    Chitaly Holdings Ltd. ............................                Household Durables                  1,432,896         582,159
  b Chitaly Holdings Ltd., 144A ......................                Household Durables                  3,550,375       1,442,451
    People's Food Holdings Ltd. ......................                   Food Products                    9,631,101       7,615,445
    TCL Multimedia Technology Holdings Ltd. ..........                Household Durables                 12,125,356       1,798,492
    Travelsky Technology Ltd., H .....................                    IT Services                     1,886,075       2,238,015
  a Weiqiao Textile Co. Ltd. .........................         Textiles, Apparel & Luxury Goods           1,297,578       1,707,064
                                                                                                                       ------------
                                                                                                                         26,984,640
                                                                                                                       ------------
    DENMARK 2.2%
    Vestas Wind Systems AS ...........................               Electrical Equipment                   332,480       9,025,614
a,b Vestas Wind Systems AS, 144A .....................               Electrical Equipment                    30,995         841,401
                                                                                                                       ------------
                                                                                                                          9,867,015
                                                                                                                       ------------


                                                          Semiannual Report | 17

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN SMALLER COMPANIES FUND                               INDUSTRY                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG-TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    FINLAND 2.4%
    Amer Sports OYJ ..................................           Leisure Equipment & Products               210,286    $  4,314,923
    Huhtamaki OYJ ....................................              Containers & Packaging                  165,337       3,234,029
    KCI Konecranes OYJ ...............................                     Machinery                         47,948         888,862
    Metso OYJ ........................................                     Machinery                         52,970       2,105,633
                                                                                                                       ------------
                                                                                                                         10,543,447
                                                                                                                       ------------
    GERMANY 2.5%
    Celesio AG .......................................         Health Care Providers & Services              25,514       2,411,907
  a Jenoptik AG ......................................     Semiconductors & Semiconductor Equipment         382,195       3,482,285
    Vossloh AG .......................................                     Machinery                         93,816       4,936,909
                                                                                                                       ------------
                                                                                                                         10,831,101
                                                                                                                       ------------
    HONG KONG 5.2%
    Asia Satellite Telecommunications Holdings Ltd. ..      Diversified Telecommunication Services        1,012,902       1,757,138
    Dah Sing Financial Group .........................                 Commercial Banks                     385,669       3,158,673
    Fountain Set (Holdings) Ltd. .....................         Textiles, Apparel & Luxury Goods           7,402,566       2,959,785
    Giordano International Ltd. ......................                 Specialty Retail                   6,415,910       3,785,869
    Hung Hing Printing Group Ltd. ....................              Containers & Packaging                1,400,260         898,500
    Lerado Group (Holding) Co. Ltd. ..................           Leisure Equipment & Products             9,098,706         610,238
    Ngai Lik Industrial Holding Ltd. .................                Household Durables                  9,573,818       1,136,029
    Techtronic Industries Co. Ltd. ...................                Household Durables                  1,221,250       2,047,690
    Texwinca Holdings Ltd. ...........................         Textiles, Apparel & Luxury Goods           3,748,808       2,756,032
    Yue Yuen Industrial Holdings Ltd. ................         Textiles, Apparel & Luxury Goods           1,394,045       4,090,481
                                                                                                                       ------------
                                                                                                                         23,200,435
                                                                                                                       ------------
    INDIA 0.6%
    Housing Development Finance Corp. Ltd. ...........            Thrifts & Mortgage Finance                 92,963       2,688,163
                                                                                                                       ------------
    INDONESIA 1.2%
    PT Astra International Tbk .......................                    Automobiles                     3,890,744       5,292,475
                                                                                                                       ------------
    JAPAN 5.8%
    Hokuetsu Paper Mills Ltd. ........................              Paper & Forest Products                 473,384       2,714,196
    Meitec Corp. .....................................          Commercial Services & Supplies              145,248       4,948,303
    Nichii Gakkan Co. ................................         Health Care Providers & Services             208,700       5,020,968
    Sohgo Security Services Co. Ltd. .................          Commercial Services & Supplies              446,001       7,291,719
    Tenma Corp. ......................................                Household Durables                    160,214       3,066,700
    Tokyo Individualized Educational Institute Inc. ..           Diversified Consumer Services              179,757       2,698,959
                                                                                                                       ------------
                                                                                                                         25,740,845
                                                                                                                       ------------
    LUXEMBOURG 0.5%
  a Thiel Logistik AG ................................                    IT Services                       501,627       2,051,011
                                                                                                                       ------------
    MEXICO 0.8%
    Grupo Aeroportuario del Sureste SA de CV, ADR ....           Transportation Infrastructure               75,947       2,944,465
  a Promotora Ambiental SA de CV .....................          Commercial Services & Supplies              486,522         571,539
                                                                                                                       ------------
                                                                                                                          3,516,004
                                                                                                                       ------------


18 | Semiannual Report

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN SMALLER COMPANIES FUND                               INDUSTRY                        SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG-TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    NETHERLANDS 6.1%
    Aalberts Industries NV ...........................             Industrial Conglomerates                  55,004    $  4,484,035
  a Draka Holding NV .................................               Electrical Equipment                    96,368       1,860,657
    OPG Groep NV .....................................         Health Care Providers & Services              72,525       6,873,372
    SBM Offshore NV ..................................           Energy Equipment & Services                 22,078       2,369,606
    Vedior NV ........................................          Commercial Services & Supplies              495,442      11,554,122
                                                                                                                       ------------
                                                                                                                         27,141,792
                                                                                                                       ------------
    NORWAY 0.7%
    Prosafe ASA ......................................           Energy Equipment & Services                 55,532       3,299,118
                                                                                                                       ------------
    PHILIPPINES 0.5%
    Philippine Long Distance Telephone Co. ...........      Diversified Telecommunication Services           56,738       2,243,628
                                                                                                                       ------------
    RUSSIA 0.4%
a,b Pyaterochka Holding NV, GDR, 144A ................             Food & Staples Retailing                  65,634       1,250,328
a,b Pyaterochka Holding NV, GDR, 144A (IPO) ..........             Food & Staples Retailing                  36,308         691,667
                                                                                                                       ------------
                                                                                                                          1,941,995
                                                                                                                       ------------
    SINGAPORE 1.9%
    Huan Hsin Holdings Ltd. ..........................        Electronic Equipment & Instruments          2,700,075         930,854
    Osim International Ltd. ..........................                 Specialty Retail                   2,257,686       2,584,946
    Venture Corp. Ltd. ...............................        Electronic Equipment & Instruments            567,862       4,849,377
                                                                                                                       ------------
                                                                                                                          8,365,177
                                                                                                                       ------------
    SOUTH KOREA 5.6%
    Bank of Pusan ....................................                 Commercial Banks                     332,045       5,104,323
    Daeduck Electronics Co. Ltd. .....................        Electronic Equipment & Instruments            599,863       5,666,344
    Daegu Bank Co. Ltd. ..............................                 Commercial Banks                     316,855       5,945,755
    Halla Climate Control Corp. ......................                 Auto Components                      649,160       6,510,526
    Sindo Ricoh Co. ..................................                Office Electronics                     24,370       1,178,131
    Youngone Corp. ...................................         Textiles, Apparel & Luxury Goods              87,569         394,560
                                                                                                                       ------------
                                                                                                                         24,799,639
                                                                                                                       ------------
    SWEDEN 1.5%
    D. Carnegie & Co. AB .............................                 Capital Markets                      288,955       6,421,091
                                                                                                                       ------------
    SWITZERLAND 3.6%
    Gurit Heberlein AG, Br. ..........................                    Chemicals                           1,909       2,462,729
  a Kuoni Reisen Holding AG, B .......................          Hotels, Restaurants & Leisure                 5,430       2,911,470
  a SIG Holding AG ...................................                    Machinery                           9,250       2,013,707
    Verwaltungs-und Privat-Bank AG ...................                 Capital Markets                       27,682       6,383,432
    Vontobel Holding AG ..............................                 Capital Markets                       51,568       2,116,357
                                                                                                                       ------------
                                                                                                                         15,887,695
                                                                                                                       ------------
    TAIWAN 9.8%
    AcBel Polytech Inc. ..............................               Electrical Equipment                 9,991,608       5,824,641
    D-Link Corp. .....................................             Communications Equipment              10,278,600      11,629,526
    Fu Sheng Industrial Co. Ltd. .....................             Industrial Conglomerates               4,505,760       5,528,670
    Giant Manufacturing Co. Ltd. .....................           Leisure Equipment & Products             3,690,000       7,112,500
    KYE Systems Corp. ................................             Computers & Peripherals                4,276,917       4,155,405


                                                          Semiannual Report | 19

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN SMALLER COMPANIES FUND                               INDUSTRY                        SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG-TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    TAIWAN (CONTINUED)
    Pihsiang Machinery Manufacturing Co. Ltd. ........         Health Care Equipment & Supplies             595,000    $  1,210,270
    Taiwan Fu Hsing ..................................                Building Products                   5,254,980       5,929,177
    Test-Rite International Co. Ltd. .................                   Distributors                     2,653,000       1,987,266
                                                                                                                       ------------
                                                                                                                         43,377,455
                                                                                                                       ------------
    THAILAND 2.7%
    BEC World Public Co. Ltd., fgn. ..................                      Media                         5,445,366       2,103,858
    Glow Energy Public Co. Ltd., fgn. ................   Independent Power Producers & Energy Traders     1,724,209       1,493,120
  b Glow Energy Public Co. Ltd., fgn., 144A ..........   Independent Power Producers & Energy Traders     3,863,345       3,345,556
  a Total Access Communication Public Co. Ltd. .......       Wireless Telecommunication Services          1,431,090       5,123,302
                                                                                                                       ------------
                                                                                                                         12,065,836
                                                                                                                       ------------
    UNITED KINGDOM 10.1%
    Bodycote International PLC .......................                    Machinery                       1,426,616       7,279,508
    Burberry Group PLC ...............................         Textiles, Apparel & Luxury Goods             418,326       3,597,670
  a Cambridge Antibody Technology Group PLC ..........                  Biotechnology                       337,743       4,583,362
    DS Smith PLC .....................................              Containers & Packaging                  791,812       2,155,566
    DX Services PLC ..................................             Air Freight & Logistics                1,143,750       6,780,150
    Electrocomponents PLC ............................        Electronic Equipment & Instruments            119,938         585,748
    Game Group PLC ...................................                 Specialty Retail                   5,204,518       7,594,433
    iSOFT Group PLC ..................................         Health Care Providers & Services           1,684,574       3,610,379
    John Wood Group PLC ..............................           Energy Equipment & Services                950,519       4,819,816
    Yule Catto & Company PLC .........................                    Chemicals                         707,977       3,499,559
                                                                                                                       ------------
                                                                                                                         44,506,191
                                                                                                                       ------------
    TOTAL COMMON STOCKS
      (COST $267,119,620) ............................                                                                  385,558,893
                                                                                                                       ------------
    PREFERRED STOCKS 1.5%
    BRAZIL 0.6%
    Aracruz Celulose SA, ADR, pfd. ...................             Paper & Forest Products                   47,062       2,592,175
                                                                                                                       ------------
    GERMANY 0.9%
    Hugo Boss AG, pfd. ...............................         Textiles, Apparel & Luxury Goods              83,366       3,945,140
                                                                                                                       ------------
    TOTAL PREFERRED STOCKS
      (COST $2,018,092) ..............................                                                                    6,537,315
                                                                                                                       ------------
    TOTAL LONG-TERM INVESTMENTS
      (COST $269,137,712) ............................                                                                  392,096,208
                                                                                                                       ------------


20 | Semiannual Report

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN SMALLER COMPANIES FUND                                                             PRINCIPAL        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT-TERM INVESTMENTS
       (COST $52,991,193) 12.0%
    U.S. GOVERNMENT AND AGENCY SECURITY 12.0%
  c Federal Home Loan Bank, 5/01/06 ..................                                                  $53,012,000    $ 53,012,000
                                                                                                                       ------------
    TOTAL INVESTMENTS
      (COST $322,128,905) 100.7% .....................                                                                  445,108,208
    OTHER ASSETS, LESS LIABILITIES (0.7)% ............                                                                   (3,178,328)
                                                                                                                       ------------
    NET ASSETS 100.0% ................................                                                                 $441,929,880
                                                                                                                       ============

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At April 30, 2006, the value of these securities was $9,287,694 representing 2.10% of net assets.

c The security is traded on a discount basis with no stated coupon rate.


                     Semiannual Report | See notes to financial statements. | 21

Franklin Templeton International Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2006 (unaudited)

                                                                 ---------------
                                                                    TEMPLETON
                                                                 FOREIGN SMALLER
                                                                  COMPANIES FUND
                                                                 ---------------
Assets:
 Investments in securities:
  Cost ........................................................   $322,128,905
                                                                  ============
  Value .......................................................   $445,108,208
 Foreign currency, at value (cost $2,867,480) .................      2,792,288
 Receivables:
  Investment securities sold ..................................      1,392,180
  Capital shares sold .........................................      1,500,200
  Dividends ...................................................        729,530
                                                                  ------------
        Total assets ..........................................    451,522,406
                                                                  ------------
Liabilities:
 Payables:
  Investment securities purchased .............................      5,094,884
  Capital shares redeemed .....................................        905,238
  Affiliates ..................................................        539,494
 Funds advanced by custodian ..................................      2,905,482
 Accrued expenses and other liabilities .......................        147,428
                                                                  ------------
        Total liabilities .....................................      9,592,526
                                                                  ------------
           Net assets, at value ...............................   $441,929,880
                                                                  ============
Net assets consist of:
 Paid-in capital ..............................................   $271,961,313
 Distributions in excess of net investment income .............     (6,428,862)
 Net unrealized appreciation (depreciation) ...................    122,888,856
 Accumulated net realized gain (loss) .........................     53,508,573
                                                                  ------------
           Net assets, at value ...............................   $441,929,880
                                                                  ============


22 | See notes to financial statements. | Semiannual Report

Franklin Templeton International Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
April 30, 2006 (unaudited)

                                                                               ---------------
                                                                                  TEMPLETON
                                                                               FOREIGN SMALLER
                                                                                COMPANIES FUND
                                                                               ---------------
CLASS A:
 Net assets, at value ......................................................     $356,772,434
                                                                                 ============
 Shares outstanding ........................................................       15,214,710
                                                                                 ============
 Net asset value per share a ...............................................     $      23.45
                                                                                 ============
 Maximum offering price per share (net asset value per share / 94.25%) .....     $      24.88
                                                                                 ============
CLASS B:
 Net assets, at value ......................................................     $  9,027,238
                                                                                 ============
 Shares outstanding ........................................................          393,668
                                                                                 ============
 Net asset value and maximum offering price per share a ....................     $      22.93
                                                                                 ============
CLASS C:
 Net assets, at value ......................................................     $ 30,982,666
                                                                                 ============
 Shares outstanding ........................................................        1,348,093
                                                                                 ============
 Net asset value and maximum offering price per share a ....................     $      22.98
                                                                                 ============
ADVISOR CLASS:
 Net assets, at value ......................................................     $ 45,147,542
                                                                                 ============
 Shares outstanding ........................................................        1,920,596
                                                                                 ============
 Net asset value and maximum offering price per share a ....................     $      23.51
                                                                                 ============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                     Semiannual Report | See notes to financial statements. | 23

Franklin Templeton International Trust

STATEMENT OF OPERATIONS
for the six months ended April 30, 2006 (unaudited)

                                                                                    ---------------
                                                                                       TEMPLETON
                                                                                    FOREIGN SMALLER
                                                                                     COMPANIES FUND
                                                                                    ---------------
Investment income:
 Dividends (net of foreign taxes of $434,958) ...................................      $ 3,078,370
 Interest (net of foreign taxes of $147) ........................................          455,507
                                                                                       -----------
        Total investment income .................................................        3,533,877
                                                                                       -----------
Expenses:
 Management fees (Note 3a) ......................................................        1,696,968
 Distribution fees (Note 3c)
  Class A .......................................................................          387,477
  Class B .......................................................................           40,762
  Class C .......................................................................          131,768
 Transfer agent fees (Note 3e) ..................................................          347,028
 Custodian fees (Note 4) ........................................................          127,601
 Reports to shareholders ........................................................           20,692
 Registration and filing fees ...................................................           42,831
 Professional fees ..............................................................           31,729
 Trustees' fees and expenses ....................................................           13,773
 Other ..........................................................................           48,874
                                                                                       -----------
        Total expenses ..........................................................        2,889,503
        Expense reductions (Note 4) .............................................           (1,387)
                                                                                       -----------
           Net expenses .........................................................        2,888,116
                                                                                       -----------
              Net investment income .............................................          645,761
                                                                                       -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments (net of foreign taxes of $285,404) ................................       53,779,646
  Foreign currency transactions .................................................         (156,778)
                                                                                       -----------
           Net realized gain (loss) .............................................       53,622,868
                                                                                       -----------
 Net change in unrealized appreciation (depreciation) on:
  Investments ...................................................................       28,230,711
  Translation of assets and liabilities denominated in foreign currencies .......           (3,282)
                                                                                       -----------
           Net change in unrealized appreciation (depreciation) .................       28,227,429
                                                                                       -----------
Net realized and unrealized gain (loss) .........................................       81,850,297
                                                                                       -----------
Net increase (decrease) in net assets resulting from operations .................      $82,496,058
                                                                                       ===========



24 | See notes to financial statements. | Semiannual Report

Franklin Templeton International Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 ----------------------------------
                                                                                                          TEMPLETON FOREIGN
                                                                                                       SMALLER COMPANIES FUND
                                                                                                 ----------------------------------
                                                                                                 SIX MONTHS ENDED     YEAR ENDED
                                                                                                  APRIL 30, 2006   OCTOBER 31, 2005
                                                                                                   (UNAUDITED)
                                                                                                 ----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................................................................     $    645,761      $  8,037,655
  Net realized gain (loss) from investments and foreign currency transactions ................       53,622,868       102,070,558
  Net change in unrealized appreciation (depreciation) on investments and translation of
    assets and liabilities denominated in foreign currencies .................................       28,227,429       (32,185,095)
                                                                                                   ------------------------------
        Net increase (decrease) in net assets resulting from operations ......................       82,496,058        77,923,118
                                                                                                   ------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A ..................................................................................       (7,005,946)       (6,145,981)
    Class B ..................................................................................         (172,988)          (33,765)
    Class C ..................................................................................         (542,466)          (95,819)
    Advisor Class ............................................................................         (979,970)         (315,995)
  Net realized gains:
    Class A ..................................................................................       (3,328,432)      (69,938,465)
    Class B ..................................................................................          (90,949)         (865,927)
    Class C ..................................................................................         (282,577)       (2,643,922)
    Advisor Class ............................................................................         (419,267)       (3,412,582)
                                                                                                   ------------------------------
 Total distributions to shareholders .........................................................      (12,822,595)      (83,452,456)
                                                                                                   ------------------------------
 Capital share transactions: (Note 2)
    Class A ..................................................................................       11,964,936      (186,867,412)
    Class B ..................................................................................          (27,069)        1,610,365
    Class C ..................................................................................        2,677,104         9,161,301
    Advisor Class ............................................................................        6,286,310        18,916,065
                                                                                                   ------------------------------
 Total capital share transactions ............................................................       20,901,281      (157,179,681)
                                                                                                   ------------------------------
 Redemption fees .............................................................................            1,850             6,981
                                                                                                   ------------------------------
        Net increase (decrease) in net assets ................................................       90,576,594      (162,702,038)
Net assets:
 Beginning of period .........................................................................      351,353,286       514,055,324
                                                                                                   ------------------------------
 End of period ...............................................................................     $441,929,880      $351,353,286
                                                                                                   ==============================
Undistributed net investment income (distributions in excess of net investment income)
 included in net assets:
  End of period ..............................................................................     $ (6,428,862)     $  1,626,747
                                                                                                   ==============================


                     Semiannual Report | See notes to financial statements. | 25

Franklin Templeton International Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TEMPLETON FOREIGN SMALLER COMPANIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton International Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of two separate series. The Templeton Foreign Smaller Companies Fund (the Fund) included in this report is diversified. The financial statements of the remaining fund in the series are presented separately. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on


26 | Semiannual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.


                                                          Semiannual Report | 27

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS (CONTINUED)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.


28 | Semiannual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund-specific expenses are charged directly to the fund that incurred the expense.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


                                                          Semiannual Report | 29

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                          ----------------------------------------------------------------
                                                 SIX MONTHS ENDED                      YEAR ENDED
                                                  APRIL 30, 2006                    OCTOBER 31, 2005
                                          ----------------------------------------------------------------
                                              SHARES          AMOUNT            SHARES           AMOUNT
                                          ----------------------------------------------------------------
CLASS A SHARES:
 Shares sold ..........................       2,717,333    $  58,479,987        9,336,592    $ 198,298,148
 Shares issued in reinvestment of
  distributions .......................         468,519        9,492,280        3,724,327       73,218,626
 Redemptions in-kind (Note 8) .........              --               --      (12,898,114)    (250,481,378)
 Shares redeemed ......................      (2,693,968)     (56,007,331)      (9,905,897)    (207,902,808)
                                          ----------------------------------------------------------------
 Net increase (decrease) ..............         491,884    $  11,964,936       (9,743,092)   $(186,867,412)
                                          ================================================================
CLASS B SHARES:
 Shares sold ..........................          22,031    $     465,240           76,131    $   1,575,715
 Shares issued in reinvestment of
  distributions .......................          12,195          242,316           42,982          827,048
 Shares redeemed ......................         (35,007)        (734,625)         (67,516)        (792,398)
                                          ----------------------------------------------------------------
 Net increase (decrease) ..............            (781)   $     (27,069)          51,597    $   1,610,365
                                          ================================================================
CLASS C SHARES:
 Shares sold ..........................         270,994    $   5,722,423          448,961    $   9,424,574
 Shares issued in reinvestment of
  distributions .......................          34,589          688,654          118,028        2,274,674
 Shares redeemed ......................        (179,005)      (3,733,973)        (212,380)      (2,537,947)
                                          ----------------------------------------------------------------
 Net increase (decrease) ..............         126,578    $   2,677,104          354,609    $   9,161,301
                                          ================================================================
ADVISOR CLASS SHARES:
 Shares sold ..........................         955,752    $  20,247,583        1,603,696    $  34,135,755
 Shares issued in reinvestment of
  distributions .......................          26,129          530,167           66,276        1,308,071
 Shares redeemed ......................        (672,435)     (14,491,440)        (890,944)     (16,527,761)
                                          ----------------------------------------------------------------
 Net increase (decrease) ..............         309,446    $   6,286,310          779,028    $  18,916,065
                                          ================================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

----------------------------------------------------------------------------------------------
SUBSIDIARY                                                           AFFILIATION
----------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                   Investment manager
Templeton Investment Counsel, LLC (TIC)                              Investment manager
Franklin Templeton Investment Management Limited (FTIML)             Investment manager
Franklin Templeton Services, LLC (FT Services)                       Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                 Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)        Transfer agent


30 | Semiannual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE          NET ASSETS
--------------------------------------------------------------------------------
       1.000%                Up to and including $100 million
       0.900%                Over $100 million, up to and including $250 million
       0.800%                Over $250 million, up to and including $500 million
       0.750%                In excess of $500 million

Under a subadvisory agreement, TIC, an affiliate of Advisers, provides subadvisory services to the Fund and receives from Advisers fees based on the average daily net assets of the Fund. Under a subadvisory agreement, FTIML, an affiliate of TIC, provides subadvisory services to the Fund and receives from TIC fees based on the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors up to 0.25% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Fund's shares. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class B ...........................................   1.00%
Class C ...........................................   1.00%


                                                          Semiannual Report | 31

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Net sales charges received a ........................................    $55,588
Contingent deferred sales charges retained ..........................    $ 8,833

a Net of commissions paid to unaffiliated brokers/dealers.

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $347,028, of which $298,132 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended April 30, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, and foreign taxes paid on net realized gains.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and foreign taxes paid on net realized gains.

At April 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ............................................   $329,158,282
                                                                   ============

Unrealized appreciation ........................................   $130,314,106
Unrealized depreciation ........................................    (14,364,180)
                                                                   ------------
Net unrealized appreciation (depreciation) .....................   $115,949,926
                                                                   ============


32 | Semiannual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2006, aggregated $55,148,013 and $98,356,431, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REDEMPTION IN-KIND

During the year ended October 31, 2005, the Fund realized $29,143,476 of net gains resulting from in-kind redemptions in which a shareholder exchanged fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

9. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds in March 2005. The SEC has not yet approved the distribution plans pertaining to the August 2, 2004 SEC Order or the December 13, 2004 SEC Order. However,


                                                          Semiannual Report | 33

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

9. REGULATORY MATTERS (CONTINUED)

subsequent to April 30, 2006, the SEC published the IDC's distribution plan pertaining to the December 13, 2004 SEC Order for public comment. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of those orders.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multidistrict litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


34 | Semiannual Report

Franklin Templeton International Trust

SHAREHOLDER INFORMATION

TEMPLETON FOREIGN SMALLER COMPANIES FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 28, 2006, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the two separate funds within the Trust ("Fund(s)"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as


                                                          Semiannual Report | 35

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Among other factors taken into account by the Board were the Manager's best-execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton Funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of its Class A shares in comparison to a performance universe selected by Lipper. The following summarizes the performance results for the Fund and the Board's view of such performance.

The performance universe for Templeton Foreign Smaller Companies Fund consisted of the Fund and all retail and institutional international small-midcap core funds as selected by Lipper. Comparative performance within such universe was shown for the one-year period ended January 31, 2006, and the previous ten years ended that date. The Lipper report showed the Fund's total return for the one-year period to be in the lowest quintile of such performance universe, and on an annualized basis to be in the lowest quintile for the previous three-year and


36 | Semiannual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

ten-year periods, and the second-lowest quintile during the previous five-year period. In discussing such performance, management pointed out the long-term, value-oriented philosophy followed by the Fund, as well as recent changes that had been made in its portfolio management team. The Board also noted that, while in the lowest quintile, the Fund's one-year total return as shown in the Lipper report was approximately 18%, and on an annualized basis exceeded 28% for the previous three-year period, and was at 10% for the previous ten-year period. The Board found such investment performance to be acceptable, noting its discussions with management and the Fund's actual levels of return.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under each Lipper report for each Fund. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes administrative charges as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such comparisons showed the effective management fee rate of Templeton Foreign Smaller Companies Fund to be in the least expensive quintile of its expense group and its actual total expenses were below the median of such group.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity which financed up-front commissions paid to brokers/dealers who sold fund Class B shares, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the


                                                          Semiannual Report | 37

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

Fund's Board solely for their purposes and use in reference to the profitability analysis. Included in the analysis were the revenue and related costs involved in providing services to the Fund, as well as each Fund's relative contribution to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board noted in other funds, such as Templeton Foreign Smaller Companies Fund, that economies of scale were shared with each fund and its shareholders through management fee breakpoints so that as a Fund grows in size, its effective management fee rate declines. The fee schedule under the investment management agreement for Templeton Foreign Smaller Companies Fund provides an initial fee of 1% on the first $100 million of net assets; 0.90% on the next $150 million; 0.80% on the next $250 million; and 0.75% on net assets in excess of $500 million. This Fund's assets were approximately $360 million at December 31, 2005. In discussing the prospect of adding additional breakpoints, management expressed its view that the existing fee schedule was low and reflected anticipated economies of scale and pointed out the favorable effective management fee comparison of this Fund within its Lipper expense group. While intending to monitor future growth the Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides for a sharing of benefits with this Fund and its shareholders.


38 | Semiannual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 39

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
 Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
 Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
 U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 5

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
 Tax-Free Income Fund
Federal Intermediate-Term
 Tax-Free Income Fund
New York Intermediate-Term
 Tax-Free Income Fund

STATE-SPECIFIC

Alabama                         Michigan 6
Arizona                         Minnesota 6
California 7                    Missouri
Colorado                        New Jersey
Connecticut                     New York 7
Florida 7                       North Carolina
Georgia                         Ohio 7
Kentucky                        Oregon
Louisiana                       Pennsylvania
Maryland                        Tennessee
Massachusetts 6                 Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
 Trust 8

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

6. Portfolio of insured municipal securities.

7. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

8. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/05
                                               Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
    INVESTMENTS                 San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON FOREIGN
SMALLER COMPANIES FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

SUBADVISORS

Templeton Investment Counsel, LLC
Franklin Templeton Investment Management Limited

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager or the subadvisors. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

191 S2006 06/06



                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                           APRIL 30, 2006
--------------------------------------------------------------------------------

                                                 A series of Franklin Templeton
                                                 International Trust

--------------------------------------------------------------------------------
        SEMIANNUAL REPORT AND SHAREHOLDER LETTER             GLOBAL
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     WANT TO RECEIVE
                                                     THIS DOCUMENT
                        TEMPLETON                    FASTER VIA EMAIL?
                 GLOBAL LONG-SHORT FUND
                                                     Eligible shareholders can
                                                     sign up for eDelivery at
                                                     franklintempleton.com.
                                                     See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    Franklin  o  Templeton  o  Mutual Series

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.


--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SEMIANNUAL REPORT

SHAREHOLDER LETTER .......................................................     1

SEMIANNUAL REPORT

Templeton Global Long-Short Fund .........................................     3

Performance Summary ......................................................     9

Your Fund's Expenses .....................................................    12

Financial Highlights and Statement of Investments ........................    14

Financial Statements .....................................................    21

Notes to Financial Statements ............................................    24

Shareholder Information ..................................................    33

--------------------------------------------------------------------------------

Semiannual Report

Templeton Global Long-Short Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Global Long-Short Fund seeks long-term capital appreciation in both up and down (bull and bear) markets with less volatility than the overall global stock market through a combination of long and short positions of companies located throughout the world.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Templeton Global Long-Short Fund covers the period ended April 30, 2006.

PERFORMANCE OVERVIEW

Templeton Global Long-Short Fund - Class A posted a +13.97% cumulative total return for the six months under review. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) World Index (the Index), which posted a +16.29% total return for the same period. 1 Since inception on July 31, 2001, the Fund's Class A shares posted a cumulative total return of +30.79% compared with +41.67% for the Index. 2 The Fund's relative volatility, as measured by the annualized standard deviation of monthly returns, was low at just 6.41% since inception. 3 You can find the Fund's long-term performance data in the Performance Summary beginning on page 9.

ECONOMIC AND MARKET OVERVIEW

Global economic growth remained strong during the six-month period ended April 30, 2006. In spite of this economic strength and volatile food and energy prices, inflation was relatively subdued worldwide. Yet, in this environment the world's two largest central banks tightened monetary policy.

1. Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2. Source: Standard & Poor's Micropal. As of 4/30/06, the Fund's Class A average annual total return not including sales charges was +5.82% since inception on 7/31/01, compared with the +7.61% average annual total return for the MSCI World Index for the same period. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

3. Standard deviation is a statistical measure of the range of a fund's total returns. In general, a higher standard deviation means greater volatility.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                                                           Semiannual Report | 3

The U.S. Federal Reserve Board increased the federal funds target rate in four quarter-point increments to 4.75%. The European Central Bank raised short-term rates twice to 2.50%, after keeping them unchanged since June 2003. In March 2006, the Bank of Japan ended its deflation-fighting policy, which could allow short-term rates to increase from their effective zero percent rate. Even after these changes, interest rates remained at levels considered supportive of further economic growth. The possibility of future rate increases remained.

Robust economic growth sustained strong demand for oil and other commodities, which kept prices high during most of the reporting period. In particular, many industrial metals prices continued to rise at double-digit rates, led by zinc, whose contract price rose 107% over the six-month period. This contributed to economic growth in countries that are tied to mining and industrial commodities, such as Australia and Canada and emerging markets in Asia and Latin America.

Notably, availability of cash and historically low interest rates fueled merger and acquisition activity, as well as leveraged buyouts and other corporate activity, which intensified during the period. In just the first quarter of 2006, the total value of global deals announced was $923 billion, almost 38% more than in the comparable period in 2005. 4 About $416 billion (45%) was attributed to European companies, which have been the most active worldwide. 4 In this environment, global equity markets performed strongly, particularly outside the U.S. As of April 30, 2006, the six-month total return for the MSCI Europe, Australasia, Far East (EAFE) Index was +23.10%, calculated in U.S. dollars. 5 By comparison, the total return for the MSCI USA Index was +9.85%. 6

INVESTMENT STRATEGY

Our investment philosophy is that a combination of long and short equity positions can reduce overall volatility and has the potential to provide positive returns in either up or down markets. We apply a bottom-up, value-oriented, long-term approach, focusing on the market price of a company's securities relative to our evaluation of its long-term earnings, asset value and cash flow potential. We also consider a company's price/earnings ratio, profit margins and liquidation value. For our long positions, we seek stock from companies

4. Source: "Big Deals Put Europe At M&A Center Stage," THE WALL STREET JOURNAL, 4/3/06.

5. Source: Standard & Poor's Micropal. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

6. Source: Standard & Poor's Micropal. The MSCI USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the U.S.


4 | Semiannual Report

EQUITY EXPOSURE
4/30/06

--------------------------------------------------------------------------------
                                              % OF TOTAL            # OF
                                              NET ASSETS          POSITIONS
--------------------------------------------------------------------------------
Long Equity Securities                           94.4%                63
--------------------------------------------------------------------------------
Short Equity Securities                         -26.5%                23
--------------------------------------------------------------------------------
NET EQUITY EXPOSURE                              67.9% (LONG)
--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
4/30/06

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
Long Positions                                                            94.4%
--------------------------------------------------------------------------------
Short Positions                                                          -26.5%
--------------------------------------------------------------------------------
Short-Term Investments                                                     2.0%
--------------------------------------------------------------------------------
Other Assets, Less Liabilities                                            30.1%*
--------------------------------------------------------------------------------

* Includes the market value of the short positions.

we believe have strong fundamentals or valuable assets that we think are overlooked by the market. Among our short positions, our strategy is to short the stocks of companies we believe are overvalued by the market where we see the potential for share price decline.

MANAGER'S DISCUSSION

On April 30, 2006, the Fund's overall exposure as a percent of total net assets was 94.4% long and 26.5% short, for a 67.9% net long exposure and gross equity exposure of 120.9%. For the six months under review, the most notable positive contributors to returns were long positions from the Fund's energy, financials and industrials sectors. 7 The main laggards included short positions in the financials and consumer staples sectors. 8

In the energy sector, the Fund's long exposure to Seitel, which represented 2.5% of total net assets at period-end, was the largest contributor to the Fund's return for the period. Seitel is a U.S.-based oil and gas equipment and services company that performed well amid high crude oil prices. During the period, the company reported a return to profitability for the first time in several years.

The Fund's long position in Shinhan Financial Group in the financials sector also contributed to Fund performance for the six months under review. The South Korean commercial bank's shares increased in value largely due to the South Korean government's decision to remove barriers between banks, brokerages and insurers to encourage growth. News of the bank's plan to look overseas for acquisition opportunities and nearly double its overseas branch network by 2013 also boosted its share price.

7. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI. The financials sector comprises capital markets, commercial banks, diversified financial services, insurance, real estate, and thrifts and mortgage finance in the SOI. The industrials sector comprises aerospace and defense, airlines, building products, commercial services and supplies, industrial conglomerates, and marine in the SOI.

8. The consumer staples sector comprises beverages, food and staples retailing, and food products in the SOI.


                                                           Semiannual Report | 5

SECTOR/INDUSTRY BREAKDOWN
Based on Total Net Assets as of 4/30/06

------------------------------------------------------------------------------------------
                                                                              NET EQUITY
                                                   LONG %        SHORT %      EXPOSURE %
------------------------------------------------------------------------------------------
Media                                               9.0%           -0.7%          8.3%
------------------------------------------------------------------------------------------
Commercial Banks                                    8.1%             --           8.1%
------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                         8.0%             --           8.0%
------------------------------------------------------------------------------------------
Insurance                                           6.8%             --           6.8%
------------------------------------------------------------------------------------------
Energy Equipment & Services                         5.9%             --           5.9%
------------------------------------------------------------------------------------------
Industrial Conglomerates                            5.6%             --           5.6%
------------------------------------------------------------------------------------------
Pharmaceuticals                                     5.2%             --           5.2%
------------------------------------------------------------------------------------------
Commercial Services & Supplies                      4.1%             --           4.1%
------------------------------------------------------------------------------------------
Software                                            3.9%             --           3.9%
------------------------------------------------------------------------------------------
Diversified Telecommunication Services              3.1%             --           3.1%
------------------------------------------------------------------------------------------
Leisure Equipment & Products                        2.5%             --           2.5%
------------------------------------------------------------------------------------------
Household Durables                                  2.5%             --           2.5%
------------------------------------------------------------------------------------------
Capital Markets                                     2.2%             --           2.2%
------------------------------------------------------------------------------------------
Wireless Telecommunication Services                 2.2%             --           2.2%
------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                       2.5%           -0.5%          2.0%
------------------------------------------------------------------------------------------
Health Care Equipment & Supplies                    1.9%             --           1.9%
------------------------------------------------------------------------------------------
Office Electronics                                  1.8%             --           1.8%
------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment            1.8%             --           1.8%
------------------------------------------------------------------------------------------
Health Care Providers & Services                    1.6%             --           1.6%
------------------------------------------------------------------------------------------
Real Estate                                         1.5%             --           1.5%
------------------------------------------------------------------------------------------
Communications Equipment                            1.4%             --           1.4%
------------------------------------------------------------------------------------------
Food & Staples Retailing                            1.4%             --           1.4%
------------------------------------------------------------------------------------------
Aerospace & Defense                                 3.0%           -1.7%          1.3%
------------------------------------------------------------------------------------------
Automobiles                                         1.1%             --           1.1%
------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                    1.1%             --           1.1%
------------------------------------------------------------------------------------------
Computers & Peripherals                             0.9%             --           0.9%
------------------------------------------------------------------------------------------
Auto Components                                     0.8%             --           0.8%
------------------------------------------------------------------------------------------
IT Services                                         0.9%           -1.0%         -0.1%
------------------------------------------------------------------------------------------
Chemicals                                            --             -0.4%        -0.4%
------------------------------------------------------------------------------------------
Marine                                               --             -0.4%        -0.4%
------------------------------------------------------------------------------------------
Airlines                                             --             -1.0%        -1.0%
------------------------------------------------------------------------------------------
Multiline Retail                                     --             -1.0%        -1.0%
------------------------------------------------------------------------------------------
Building Products                                    --             -1.1%        -1.1%
------------------------------------------------------------------------------------------
Food Products                                        --             -1.7%        -1.7%
------------------------------------------------------------------------------------------
Specialty Retail                                     --             -1.9%        -1.9%
------------------------------------------------------------------------------------------
Beverages                                            --             -2.8%        -2.8%
------------------------------------------------------------------------------------------
Diversified Financial Services                      3.6%            -7.2%        -3.6%
------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance                           --             -5.1%        -5.1%
------------------------------------------------------------------------------------------
TOTAL                                              94.4%           -26.5%        67.9%
------------------------------------------------------------------------------------------


6 | Semiannual Report

In the industrials sector, long exposure to U.K.-based aerospace and defense contractor BAE Systems helped the Fund's return. In addition to benefiting from sizable military contracts, the company received several analyst upgrades, which contributed to share price appreciation during the period. The company's shares also rose in value after news that the defense contractor planned to dispose of its 20% position in Airbus, thereby ending a long partnership with European Aeronautic Defence and Space Co.

It is also important to remember the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended April 30, 2006, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's substantial investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

The Fund's short position in financials sector stock Northern Rock, a U.K.-based thrifts and mortgage finance company, detracted from performance. The company's shares rose in value during the period on analyst upgrades and reached a record high on speculation that the company might be acquired amid increasing industry consolidation.

In the consumer staples sector, a short position in Dutch brewer Heineken negatively impacted Fund performance. During the six months under review, Heineken shares reached their highest levels in more than seven years after reporting a 56% rise in second-half earnings, surpassing its rivals, as Russian acquisitions drove sales. In addition, the stock benefited from a number of analyst upgrades and related price-target increases.

Also in the consumer staples sector, the Fund's short exposure to Danisco, a Danish food products company, hindered performance. During the period, the company's shares appreciated on speculation the company might be a target for private equity funds in Denmark, given an earlier offer for TDC, another Danish company. Danisco's shares also rose after the European Union (EU) announced a cut in sugar production beginning in July 2006 to prevent a supply glut that could lead to price declines. Danisco is also attempting to reduce its dependence on sugar in light of EU production cuts.

TOP 10 LONG POSITIONS
4/30/06

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                              NET ASSETS
--------------------------------------------------------------------------------
Siemens AG                                                                  3.2%
 INDUSTRIAL CONGLOMERATES, GERMANY
--------------------------------------------------------------------------------
Meunchener Rueckversicherungs-
Gesellschaft AG                                                             2.8%
 INSURANCE, GERMANY
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                        2.7%
 DIVERSIFIED FINANCIAL SERVICES, U.S.
--------------------------------------------------------------------------------
UniCredito Italiano SpA                                                     2.6%
 COMMERCIAL BANKS, ITALY
--------------------------------------------------------------------------------
Compass Group PLC                                                           2.5%
 HOTELS, RESTAURANTS & LEISURE, U.K.
--------------------------------------------------------------------------------
Seitel Inc.                                                                 2.5%
 ENERGY EQUIPMENT & SERVICES, U.S.
--------------------------------------------------------------------------------
BAE Systems PLC                                                             2.5%
 AEROSPACE & DEFENSE, U.K.
--------------------------------------------------------------------------------
Tyco International Ltd.                                                     2.4%
 INDUSTRIAL CONGLOMERATES, U.S.
--------------------------------------------------------------------------------
American International Group Inc.                                           2.4%
 INSURANCE, U.S.
--------------------------------------------------------------------------------
Input/Output Inc.                                                           2.4%
 ENERGY EQUIPMENT & SERVICES, U.S.
--------------------------------------------------------------------------------


                                                           Semiannual Report | 7

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 4/30/06

--------------------------------------------------------------------------------
                                                                    NET EQUITY
REGION                                   LONG %        SHORT %      EXPOSURE %
--------------------------------------------------------------------------------
Europe                                    40.6%         -6.2%          34.4%
--------------------------------------------------------------------------------
North America                             30.4%        -11.7%          18.7%
--------------------------------------------------------------------------------
Asia                                      22.5%         -7.8%          14.7%
--------------------------------------------------------------------------------
Middle East & Africa                       0.9%          0.0%           0.9%
--------------------------------------------------------------------------------
Australia                                  0.0%         -0.8%          -0.8%
--------------------------------------------------------------------------------

Thank you for your continued participation in Templeton Global Long-Short Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]  /s/ Dale A. Winner

                 Dale A. Winner, CFA
                 Portfolio Manager
                 Templeton Global Long-Short Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER OR SUBADVISORS MAKE NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


8 | Semiannual Report

Performance Summary as of 4/30/06

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: TLSAX)                          CHANGE      4/30/06   10/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$1.42       $12.78     $11.36
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/05-4/30/06)
--------------------------------------------------------------------------------
Dividend Income                       $0.1535
--------------------------------------------------------------------------------
CLASS B (SYMBOL: TLSBX)                          CHANGE      4/30/06   10/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$1.45       $12.59     $11.14
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/05-4/30/06)
--------------------------------------------------------------------------------
Dividend Income                       $0.0605
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                      CHANGE      4/30/06   10/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$1.40       $12.77     $11.37
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/05-4/30/06)
--------------------------------------------------------------------------------
Dividend Income                       $0.1904
--------------------------------------------------------------------------------


                                                           Semiannual Report | 9

PERFORMANCE 1

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; ADVISOR CLASS: NO SALES CHARGES. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------------------
CLASS A                                 6-MONTH       1-YEAR        3-YEAR       INCEPTION (7/31/01)
------------------------------------------------------------------------------------------------------
Cumulative Total Return 2               +13.97%      +14.68%       +37.24%             +30.79%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 3            +7.44%       +8.07%        +8.96%              +4.50%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4          $10,744      $10,807       $12,937             $12,327
------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/06) 5                    +2.80%        +7.61%              +3.95%
------------------------------------------------------------------------------------------------------
CLASS B                                 6-MONTH       1-YEAR        3-YEAR       INCEPTION (7/31/01)
------------------------------------------------------------------------------------------------------
Cumulative Total Return 2               +13.50%      +13.81%       +34.48%             +26.81%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 3            +9.50%       +9.81%        +9.55%              +4.78%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4          $10,950      $10,981       $13,148             $12,481
------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/06) 5                    +4.21%        +8.19%              +4.22%
------------------------------------------------------------------------------------------------------
ADVISOR CLASS 6                         6-MONTH       1-YEAR        3-YEAR       INCEPTION (7/31/01)
------------------------------------------------------------------------------------------------------
Cumulative Total Return 2               +14.14%      +15.05%       +38.08%             +31.59%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 3           +14.14%      +15.05%       +11.35%              +5.95%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4          $11,414      $11,505       $13,808             $13,159
------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/06) 5                    +9.38%        +9.99%              +5.41%
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


10 | Semiannual Report

ENDNOTES

THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH THE FUND'S LONG-SHORT INVESTMENT STRATEGY, MARKET CONDITIONS, CURRENCY EXCHANGE RATES AND THE ECONOMIC, SOCIAL AND POLITICAL CLIMATES OF THE COUNTRIES WHERE THE FUND INVESTS. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS. ALTHOUGH THE FUND INTENDS TO REDUCE RISK BY HAVING BOTH LONG AND SHORT POSITIONS, IT IS POSSIBLE THE FUND'S LONG POSITIONS WILL DECLINE IN VALUE AT THE SAME TIME THE VALUE OF STOCKS SOLD SHORT INCREASES, THEREBY INCREASING THE POTENTIAL FOR LOSS. ALSO, THE FUND MAY NOT ALWAYS BE ABLE TO COVER A SHORT POSITION AT A PARTICULAR TIME OR AT AN ACCEPTABLE PRICE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Past expense reductions by the Fund's manager increased the Fund's total returns. If the manager had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Effective 8/2/04, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 8/2/04, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 8/1/04, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 8/2/04 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +20.83% and +11.47%.


                                                          Semiannual Report | 11

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


12 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT     ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                         VALUE 11/1/05       VALUE 4/30/06     PERIOD* 11/1/05-4/30/06
---------------------------------------------------------------------------------------------------------------
Actual                                             $1,000             $1,139.70                $ 7.90
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000             $1,017.41                $ 7.45
---------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------
Actual                                             $1,000             $1,135.00                $11.80
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000             $1,013.74                $11.13
---------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------
Actual                                             $1,000             $1,141.40                $ 6.53
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000             $1,018.70                $ 6.16
---------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio for each class (A: 1.49%;
B: 2.23%; and Advisor: 1.23%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                          Semiannual Report | 13

Franklin Templeton International Trust

FINANCIAL HIGHLIGHTS

TEMPLETON GLOBAL LONG-SHORT FUND

                                                    ---------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED
                                                     APRIL 30,
                                                       2006                            YEAR ENDED OCTOBER 31,
CLASS A                                             (UNAUDITED)         2005         2004        2003         2002       2001 f
                                                    ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............   $  11.36       $  11.21     $  10.70    $  10.17     $  10.14     $  10.00
                                                    ---------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss) a .................       0.12           0.12         0.11       (0.05)       (0.02)       (0.01)

  Net realized and unrealized gains (losses) .....       1.45           0.15         0.40        0.58         0.05         0.15
                                                    ---------------------------------------------------------------------------
Total from investment operations .................       1.57           0.27         0.51        0.53         0.03         0.14
                                                    ---------------------------------------------------------------------------
Less distributions from net investment income ....      (0.15)         (0.12)          --          --           --           --
                                                    ---------------------------------------------------------------------------
Redemption fees ..................................         -- c           -- c         -- c        --           --           --
                                                    ---------------------------------------------------------------------------
Net asset value, end of period ...................   $  12.78       $  11.36     $  11.21    $  10.70     $  10.17     $  10.14
                                                    ===========================================================================

Total return b ...................................      13.97%          2.37%        4.77%       5.21%        0.30%        1.40%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................   $ 97,873       $ 92,835     $113,850    $ 93,194     $109,790     $ 32,235

Ratios to average net assets:*

  Expenses before waiver and payments by affiliate       1.49% d        1.58%        1.52%       2.87%        2.83%        5.26% d

  Expenses net of waiver and payments by affiliate       1.49% d,e      1.58% e      1.33% e     2.87%        2.59%        2.38% d

  Net investment income (loss) ...................       2.07%d         1.09%        0.98%      (0.50)%      (0.21)%      (0.45)% d

Portfolio turnover rate ..........................      51.24%        111.52%      200.64%     471.22%      572.56%      249.61%

Portfolio turnover rate excluding short sales ....      33.19%         71.34%       74.62%     175.68%      196.67%       15.76%

*Ratios to average net assets, excluding dividend expense on securities sold short:

Expenses before waiver and payments by affiliate .       1.24% d        1.23%        1.30%       2.46%        2.63%        5.25% d

Expenses net of waiver and payments by affiliate .       1.24% d,e      1.23%e       1.11%e      2.46%        2.39%        2.37% d

a Based on average daily shares outstanding.

b Total return does not reflect sales commissions or the contingent deferred sales charges, and is not annualized for periods less than one year.

c Amount is less than $0.01 per share.

d Annualized.

e Benefit of expense reduction is less than 0.01%.

f For the period July 31, 2001 (commencement of operations) to October 31, 2001.


14 | See notes to financial statements. | Semiannual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED
                                                      APRIL 30,
                                                        2006                            YEAR ENDED OCTOBER 31,
CLASS B                                              (UNAUDITED)        2005         2004        2003         2002        2001 f
                                                     ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............    $  11.14      $  10.98      $ 10.55     $ 10.10      $ 10.13      $  10.00
                                                     ----------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss) a .................        0.08          0.04         0.03       (0.12)       (0.09)           -- g

  Net realized and unrealized gains (losses) .....        1.43          0.14         0.40        0.57         0.06          0.13
                                                     ----------------------------------------------------------------------------
Total from investment operations .................        1.51          0.18         0.43        0.45        (0.03)         0.13
                                                     ----------------------------------------------------------------------------
Less distributions from net investment income ....       (0.06)        (0.02)          --          --           --            --
                                                     ----------------------------------------------------------------------------
Redemption fees ..................................          -- c          -- c         -- c        --           --            --
                                                     ----------------------------------------------------------------------------

Net asset value, end of period ...................    $  12.59      $  11.14      $ 10.98     $ 10.55      $ 10.10      $  10.13
                                                     ============================================================================

Total return b ...................................       13.50%         1.76%        4.08%       4.55%       (0.30)%        1.30%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................    $ 36,627      $ 36,590      $44,202     $46,270      $50,190      $ 10,489

Ratios to average net assets:*

  Expenses before waiver and payments by affiliate        2.23% d       2.28%       2.19%       3.57%        3.49%          5.55% d

  Expenses net of waiver and payments by affiliate        2.23% d,e     2.28% e     2.00% e      3.57%        3.25%         2.67% d

  Net investment income (loss) ...................        1.34% d       0.39%        0.31%      (1.20)%      (0.87)%       (0.13)% d

Portfolio tunrnover rate .........................       51.24%       111.52%      200.64%     471.22%      572.56%       249.61%


Portfolio turnover rate excluding short sales ....       33.19%        71.34%       74.62%     175.68%      196.67%        15.76%

*Ratios to average net assets, excluding dividend expense on securities sold short:

Expenses before waiver and payments by affiliate .        1.97% d       1.93%        1.97%       3.16%        3.29%         5.54%d

Expenses net of waiver and payments by affiliate .        1.97% d,e     1.93% e      1.78% e     3.16%        3.05%         2.66% d

a Based on average daily shares outstanding.

b Total return does not reflect the contingent deferred sales charges, and is not annualized for periods less than one year.

c Amount is less than $0.01 per share.

d Annualized.

e Benefit of expense reduction is less than 0.01%.

f For the period July 31, 2001 (commencement of operations) to October 31, 2001.

g Actual net investment loss per share was $(0.003).


                     Semiannual Report | See notes to financial statements. | 15

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND YEAR ENDED

                                                                                      ----------------------------------------
                                                                                       SIX MONTHS
                                                                                          ENDED
                                                                                      APRIL 30, 2006    YEAR ENDED OCTOBER 31,
ADVISOR CLASS                                                                           (UNAUDITED)      2005           2004 f
                                                                                      ----------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............................................        $11.37      $11.22           $10.89
                                                                                      ----------------------------------------
Income from investment operations:
 Net investment income  a .........................................................          0.14        0.19             0.03
 Net realized and unrealized gains (losses) .......................................          1.45        0.12             0.30
                                                                                      ----------------------------------------
Total from investment operations ..................................................          1.59        0.31             0.33
                                                                                      ----------------------------------------
Less distributions from net investment income .....................................         (0.19)      (0.16)              --
                                                                                      ----------------------------------------
Redemption fees ...................................................................          -- c        -- c             -- c
                                                                                      ----------------------------------------
Net asset value, end of period ....................................................        $12.77      $11.37           $11.22
                                                                                      ========================================
Total return b ....................................................................         14.14%       2.75%            3.03%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................................................        $3,371      $3,096           $  366
Ratios to average net assets:*

 Expenses before waiver and payments by affiliate .................................          1.23% d     1.28%            1.20% d

 Expenses net of waiver and payments by affiliate .................................          1.23% d,e   1.28%            1.01% d,e

 Net investment income ............................................................          2.33% d     1.39% e          1.30% d
Portfolio turnover rate ...........................................................         51.24%     111.52%          200.64%
Portfolio turnover rate excluding short sales .....................................         33.19%      71.34%           74.62%
*Ratios to average net assets, excluding dividend expense on securities sold short:

 Expenses before waiver and payments by affiliate .................................          0.98% d     0.93%            0.98% d

 Expenses net of waiver and payments by affiliate .................................          0.98% d,e   0.93% e          0.79% d,e

a Based on average daily shares outstanding.

b Total return is not annualized for periods less than one year.

c Amount is less than $0.01 per share.

d Annualized.

e Benefit of expense reduction is less than 0.01%.

f For the period August 2, 2004 (effective date) to October 31, 2004.


16 | See notes to financial statements. | Semiannual Report

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2006 (UNAUDITED)


--------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL LONG-SHORT FUND                               INDUSTRY                      SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 94.4%
  COMMON STOCKS 93.5%
  CANADA 1.0%
  CAE Inc. ....................................             Aerospace & Defense                 83,793   $   689,685
  MDS Inc. ....................................       Health Care Providers & Services          35,263       718,353
                                                                                                         -----------
                                                                                                           1,408,038
                                                                                                         -----------
  FRANCE 1.7%
  France Telecom SA ...........................    Diversified Telecommunication Services       87,310     2,039,448
  Thomson SA ..................................              Household Durables                 11,825       244,730
                                                                                                         -----------
                                                                                                           2,284,178
                                                                                                         -----------
  GERMANY 7.1%
  Bayerische Motoren Werke AG .................                 Automobiles                     27,690     1,507,808
  Muenchener Rueckversicherungs-Gesellschaft AG                  Insurance                      27,640     3,912,872
  Siemens AG ..................................           Industrial Conglomerates              46,520     4,411,749
                                                                                                         -----------
                                                                                                           9,832,429
                                                                                                         -----------
  HONG KONG 1.5%
  Cheung Kong (Holdings) Ltd. .................                 Real Estate                    184,720     2,081,101
                                                                                                         -----------
  INDIA 0.9%
  Satyam Computer Services Ltd. ...............                 IT Services                     76,010     1,268,554
                                                                                                         -----------
  ISRAEL 0.9%
  Check Point Software Technologies Ltd. ......                   Software                      64,106     1,240,451
                                                                                                         -----------
  ITALY 4.3%
  Eni SpA .....................................         Oil, Gas & Consumable Fuels             78,758     2,405,205
  UniCredito Italiano SpA .....................               Commercial Banks                 470,030     3,541,132
                                                                                                         -----------
                                                                                                           5,946,337
                                                                                                         -----------
  JAPAN 8.9%
  Fuji Photo Film Co. Ltd. ....................         Leisure Equipment & Products            62,900     2,137,352
a Konica Minolta Holdings Ltd. ................              Office Electronics                191,000     2,515,585
  Olympus Corp. ...............................       Health Care Equipment & Supplies          93,000     2,662,042
  Sohgo Security Services Co. Ltd. ............        Commercial Services & Supplies          126,400     2,066,527
  Sony Corp. ..................................              Household Durables                 27,602     1,386,280
  Takeda Pharmaceutical Co. Ltd. ..............               Pharmaceuticals                   23,830     1,456,290
                                                                                                         -----------
                                                                                                          12,224,076
                                                                                                         -----------
  NETHERLANDS 3.0%
  Telegraaf Media Groep NV ....................                    Media                       101,810     2,826,541
  VNU NV ......................................                    Media                        39,850     1,368,356
                                                                                                         -----------
                                                                                                           4,194,897
                                                                                                         -----------
  NORWAY 1.6%
  Telenor ASA .................................    Diversified Telecommunication Services      193,170     2,241,915
                                                                                                         -----------
  SOUTH KOREA 7.3%
  Halla Climate Control Corp. .................               Auto Components                  109,130     1,094,481
  Hana Financial Group Inc. ...................               Commercial Banks                  45,321     2,224,599
  LG Electronics Inc. .........................              Household Durables                 21,720     1,798,391
  Samsung Electronics Co. Ltd. ................   Semiconductors & Semiconductor Equipment       3,620     2,471,540
  Shinhan Financial Group Co. Ltd. ............               Commercial Banks                  49,450     2,463,981
                                                                                                         -----------
                                                                                                          10,052,992
                                                                                                         -----------


                                                          Semiannual Report | 17

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL LONG-SHORT FUND                      INDUSTRY                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    SWEDEN 1.1%
    Securitas AB, B .......................     Commercial Services & Supplies         71,460   $  1,490,844
                                                                                                ------------
    TAIWAN 3.9%
  b Compal Electronics Inc., GDR, Reg S ...         Computers & Peripherals           229,139      1,271,721
    D-Link Corp. ..........................        Communications Equipment         1,703,600      1,927,506
    Giant Manufacturing Co. Ltd. ..........      Leisure Equipment & Products         671,000      1,293,357
    Mega Financial Holding Co. Ltd. .......            Commercial Banks             1,044,000        814,743
                                                                                                ------------
                                                                                                   5,307,327
                                                                                                ------------
    UNITED KINGDOM 21.3%
    BAE Systems PLC .......................           Aerospace & Defense             444,614      3,385,825
    BP PLC ................................       Oil, Gas & Consumable Fuels         238,649      2,944,776
    British Sky Broadcasting Group PLC ....                  Media                    215,882      2,069,255
    Compass Group PLC .....................      Hotels, Restaurants & Leisure        799,920      3,450,663
    GlaxoSmithKline PLC ...................             Pharmaceuticals               107,332      3,046,237
    Group 4 Securicor PLC .................     Commercial Services & Supplies        614,170      2,128,468
    Pearson PLC ...........................                  Media                    168,339      2,333,583
    Royal Bank of Scotland Group PLC ......            Commercial Banks                65,240      2,131,250
    Royal Dutch Shell PLC, B ..............       Oil, Gas & Consumable Fuels          81,979      2,935,268
    Vodafone Group PLC ....................   Wireless Telecommunication Services   1,289,865      3,046,764
    William Morrison Supermarkets PLC .....        Food & Staples Retailing           581,670      1,976,049
                                                                                                ------------
                                                                                                  29,448,138
                                                                                                ------------
    UNITED STATES 29.0%
  c American International Group Inc. .....                Insurance                   50,390      3,287,947
a,c BMC Software Inc. .....................                Software                    63,018      1,357,408
a,c Bristow Group Inc. ....................       Energy Equipment & Services          39,800      1,428,024
a,c Cadence Design Systems Inc. ...........                Software                    82,340      1,558,696
a,c The DIRECTV Group Inc. ................                  Media                     80,810      1,380,235
  c El Paso Corp. .........................       Oil, Gas & Consumable Fuels         215,780      2,785,720
a,c Input/Output Inc. .....................       Energy Equipment & Services         324,980      3,275,798
  c JPMorgan Chase & Co. ..................     Diversified Financial Services         83,100      3,771,078
  c Liz Claiborne Inc. ....................    Textiles, Apparel & Luxury Goods        37,950      1,481,948
  c Merck & Co. Inc. ......................             Pharmaceuticals                36,560      1,258,395
  c Merrill Lynch & Co. Inc. ..............             Capital Markets                39,280      2,995,493
  c Microsoft Corp. .......................                Software                    49,030      1,184,075
  c News Corp., A .........................                  Media                     88,810      1,523,980
  c Pfizer Inc. ...........................             Pharmaceuticals                54,730      1,386,311
a,c Seitel Inc. ...........................       Energy Equipment & Services         812,410      3,403,998
a,c Tenet Healthcare Corp. ................    Health Care Providers & Services       173,970      1,447,430
  c Torchmark Corp. .......................                Insurance                   35,910      2,158,550
  c Tyco International Ltd. ...............        Industrial Conglomerates           125,290      3,301,391
a,c XM Satellite Radio Holdings Inc., A ...                  Media                     46,900        948,318
                                                                                                ------------
                                                                                                  39,934,795
                                                                                                ------------
    TOTAL COMMON STOCKS
    (COST $102,933,642) ...................                                                      128,956,072
                                                                                                ------------


18 | Semiannual Report

Franklin Templeton International Trust

---------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF
  TEMPLETON GLOBAL LONG-SHORT FUND                         INDUSTRY                   CONTRACTS       VALUE
---------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  OPTIONS PURCHASED 0.9%
  PUTS
  UNITED KINGDOM 0.5%
  FTSE 100 Index, Dec. 5825 Puts. 12/15/06 .     Diversified Financial Services             253   $     648,368
  UNITED STATES 0.4%
  S & P 500 Index, Dec. Puts. 12/16/06 .....     Diversified Financial Services             203         564,340
                                                                                                  -------------
  TOTAL OPTIONS PURCHASED (COST $1,387,358)                                                           1,212,708
                                                                                                  -------------
  TOTAL LONG TERM INVESTMENTS
    (COST $104,321,000) ......................                                                      130,168,780
                                                                                                  -------------
  SHORT TERM INVESTMENTS
      (COST $2,725,000) 2.0%


                                                                                     ----------
                                                                                     PRINCIPAL
                                                                                       AMOUNT
                                                                                     ----------
  UNITED STATES 2.0%
  Barclays Bank PLC, Time Deposit 4.813%,
    5/01/06 ................................                                         $2,725,000       2,725,000
                                                                                                  -------------
  TOTAL INVESTMENTS
    (COST $107,046,000) 96.4% ..............                                                        132,893,780
  SECURITIES SOLD SHORT (26.5)% ............                                                        (36,566,975)
  OTHER ASSETS, LESS LIABILITIES 30.1% .....                                                         41,544,759
                                                                                                  -------------
  NET ASSETS 100.0%
                                                                                                  $ 137,871,564
                                                                                                  =============


                                                                                     ----------
                                                                                       SHARES
                                                                                     ----------
d SECURITIES SOLD SHORT 26.5%
  DENMARK 2.1%

  AP Moller-Maersk AS ......................                 Marine                          70   $     594,344
  Danisco AS ...............................              Food Products                  27,720       2,353,603
                                                                                                  -------------
                                                                                                      2,947,947
                                                                                                  -------------
  AUSTRALIA 0.8%
  Foster's Group Ltd. ......................                Beverages                   257,230       1,149,132
                                                                                                  -------------
  HONG KONG 1.0%
  Cathay Pacific Airways Ltd. ..............                Airlines                    748,000       1,336,188
                                                                                                  -------------
  JAPAN 4.7%
  Infosys Technologies Ltd., ADR ...........               IT Services                   17,600       1,384,240
  iShares MSCI Japan Index Fund ............     Diversified Financial Services         197,418       2,925,735
  Mitsui Chemicals Inc. ....................                Chemicals                    81,000         586,039
  Toto Ltd. ................................            Building Products               151,000       1,571,121
                                                                                                  -------------
                                                                                                      6,467,135
                                                                                                  -------------
  NETHERLANDS 2.0%
  Heineken NV ..............................                Beverages                    67,090       2,718,569
                                                                                                  -------------
  TAIWAN 2.1%
  iShares MSCI Taiwan Index Fund ...........     Diversified Financial Services         212,311       2,951,123
                                                                                                  -------------


                                                          Semiannual Report | 19

Franklin Templeton International Trust

--------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL LONG-SHORT FUND                 INDUSTRY                 SHARES        VALUE
--------------------------------------------------------------------------------------------------
d SECURITIES SOLD SHORT (CONTINUED)
  UNITED KINGDOM 2.1%
  Northern Rock PLC .................     Thrifts & Mortgage Finance          80,190   $ 1,550,425
  Signet Group PLC ..................          Specialty Retail              696,790     1,347,202
                                                                                       -----------
                                                                                         2,897,627
                                                                                       -----------
  UNITED STATES 11.7%
  Accredited Home Lenders Holding Co.     Thrifts & Mortgage Finance          27,430     1,585,180
  Brinker International Inc. ........   Hotels, Restaurants & Leisure         16,640       651,622
  Countrywide Financial Corp. .......     Thrifts & Mortgage Finance          18,350       746,111
  Dillard's Inc., A .................          Multiline Retail               52,810     1,377,285
  Energy Select Sector SPDR Fund ....   Diversified Financial Services        48,438     2,767,747
  Golden West Financial Corp. .......     Thrifts & Mortgage Finance          27,370     1,967,082
  Nasdaq 100 ........................   Diversified Financial Services        32,114     1,343,650
  Northrop Grumman Corp. ............        Aerospace & Defense              33,970     2,272,593
  Payless ShoeSource Inc. ...........          Specialty Retail               56,500     1,297,805
  Sirius Satellite Radio Inc. .......               Media                    199,560       933,941
  Washington Mutual Inc. ............     Thrifts & Mortgage Finance          25,660     1,156,238
                                                                                       -----------
                                                                                        16,099,254
                                                                                       -----------
  TOTAL SECURITIES SOLD SHORT
    (PROCEEDS $33,206,780) ..........                                                  $36,566,975
                                                                                       ===========

SELECTED PORTFOLIO ABBREVIATIONS

ADR   -    American Depository Receipt
GDR   -    Global Depository Receipt
SPDR  -    S&P Depository Receipt

a Non-income producing.

b Security was purchased pursuant to Regulation S under Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis- tration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At April 30, 2006, the value of this security was $1,271,721 representing 0.92% of net assets.

c See Note 1(e) regarding securities segregated with broker for securities sold short.

d See Note 1(e) regarding securities sold short.


20 | See notes to financial statements. | Semiannual Report

Franklin Templeton International Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2006 (unaudited)

                                                                         ------------
                                                                          TEMPLETON
                                                                            GLOBAL
                                                                          LONG-SHORT
                                                                             FUND
                                                                         ------------
Assets:
 Investments in securities:
  Cost ...............................................................   $107,046,000
                                                                         ============
  Value ..............................................................   $132,893,780
 Cash ................................................................      1,743,612
 Foreign currency, at value (cost $1,447,285) ........................      1,450,483
 Receivables:
  Investment securities sold .........................................      5,420,812
  Capital shares sold ................................................        529,541
  Dividends and interest .............................................        438,066
 Cash on deposits with brokers for securities sold short .............     34,864,749
                                                                         ============
        Total assets .................................................    177,341,043
                                                                         ============
Liabilities:
 Payables:
  Investment securities purchased ....................................      1,302,063
  Capital shares redeemed ............................................      1,427,529
  Affiliates .........................................................        109,870
 Securities sold short, at value (proceeds $33,206,780) ..............     36,566,975
 Accrued expenses and other liabilities ..............................         63,042
                                                                         ------------
        Total liabilities ............................................     39,469,479
                                                                         ------------
           Net assets, at value ......................................   $137,871,564
                                                                         ============
Net assets consist of:
 Paid-in capital
                                                                         $108,075,399
 Undistributed net investment income .................................      1,018,113
 Net unrealized appreciation (depreciation) ..........................     22,521,772
 Accumulated net realized gain (loss) ................................      6,256,280
                                                                         ------------
           Net assets, at value ......................................   $137,871,564
                                                                         ============
CLASS A:
 Net assets, at value ................................................   $ 97,873,461
                                                                         ============
 Shares outstanding ..................................................      7,657,860
                                                                         ============
 Net asset value per share  a ........................................   $      12.78
                                                                         ============
 Maximum offering price per share (net asset value per share / 94.25%)   $      13.56
                                                                         ============
CLASS B:
 Net assets, at value ................................................   $ 36,626,933
                                                                         ============
 Shares outstanding ..................................................      2,909,641
                                                                         ============
 Net asset value and maximum offering price per share  a .............   $      12.59
                                                                         ============
ADVISOR CLASS:
 Net assets, at value ................................................   $  3,371,170
                                                                         ============
 Shares outstanding ..................................................        264,058
                                                                         ============
 Net asset value and maximum offering price per share  a .............   $      12.77
                                                                         ============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.

                     Semiannual Report | See notes to financial statements. | 21

Franklin Templeton International Trust

STATEMENT OF OPERATIONS for the six months ended April 30, 2006
(unaudited)

                                                                            ----------------
                                                                            TEMPLETON GLOBAL
                                                                             LONG-SHORT FUND
                                                                            ----------------
Investment income:
 Dividends (net of foreign taxes of $94,810) ............................      $  1,736,641
 Interest ...............................................................           624,756
                                                                               ------------
        Total investment income .........................................         2,361,397
                                                                               ------------
Expenses:
 Management fees (Note 3a) ..............................................           330,917
 Administrative fees (Note 3b) ..........................................           132,753
 Distribution fees (Note 3c)
  Class A ...............................................................           121,120
  Class B ...............................................................           178,329
 Transfer agent fees (Note 3e) ..........................................            79,023
 Custodian fees (Note 4) ................................................            45,080
 Reports to shareholders ................................................            22,500
 Registration and filing fees ...........................................            19,082
 Professional fees ......................................................            17,070
 Trustees' fees and expenses ............................................             3,739
 Dividends on securities sold short .....................................           160,702
 Other ..................................................................             2,868
                                                                               ------------
        Total expenses ..................................................         1,113,183
        Expense reductions (Note 4) .....................................              (636)
                                                                               ------------
           Net expenses .................................................         1,112,547
                                                                               ------------
              Net investment income .....................................         1,248,850
                                                                               ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...........................................................         8,635,309
  Foreign currency transactions .........................................           (35,951)
  Securities sold short .................................................        (1,335,503)
                                                                               ------------
           Net realized gain (loss) .....................................         7,263,855
                                                                               ------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ...........................................................         8,777,014
  Translation of assets and liabilities denominated in foreign currencies            76,147
                                                                               ------------
           Net change in unrealized appreciation (depreciation) .........         8,853,161
                                                                               ------------
Net realized and unrealized gain (loss) .................................        16,117,016
                                                                               ------------
Net increase (decrease) in net assets resulting from operations .........      $ 17,365,866
                                                                               ============


22 | See notes to financial statements. | Semiannual Report

Franklin Templeton International Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          --------------------------------------
                                                                                             TEMPLETON GLOBAL LONG-SHORT FUND
                                                                                          --------------------------------------
                                                                                           SIX MONTHS ENDED
                                                                                            APRIL 30, 2006         YEAR ENDED
                                                                                              (UNAUDITED)       OCTOBER 31, 2005
                                                                                          --------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ................................................................      $   1,248,850       $   1,395,071
  Net realized gain (loss) from investments, foreign currency transactions,
    and securities sold short ..........................................................          7,263,855            (103,274)
  Net change in unrealized appreciation (depreciation) on investments and translation
    of assets and liabilities denominated in foreign currencies ........................          8,853,161           2,637,523
                                                                                              ---------------------------------
        Net increase (decrease) in net assets resulting from operations ................         17,365,866           3,929,320
                                                                                              ---------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A ............................................................................         (1,208,160)         (1,109,636)
    Class B ............................................................................           (188,841)            (90,589)
    Advisor Class ......................................................................            (52,496)             (9,649)
                                                                                              ---------------------------------
 Total distributions to shareholders ...................................................         (1,449,497)         (1,209,874)
                                                                                              ---------------------------------
 Capital share transactions: (Note 2)
    Class A ............................................................................         (6,070,380)        (22,915,300)
    Class B ............................................................................         (4,390,798)         (8,361,905)
    Advisor Class ......................................................................           (105,040)          2,660,724
                                                                                              ---------------------------------
 Total capital share transactions ......................................................        (10,566,218)        (28,616,481)
                                                                                              ---------------------------------
 Redemption fees .......................................................................                129                 384
                                                                                              ---------------------------------
        Net increase (decrease) in net assets ..........................................          5,350,280         (25,896,651)
Net assets:
 Beginning of period ...................................................................        132,521,284         158,417,935
                                                                                              ---------------------------------
 End of period .........................................................................      $ 137,871,564       $ 132,521,284
                                                                                              =================================
Undistributed net investment income included in net assets:
 End of period .........................................................................      $   1,018,113       $   1,218,760
                                                                                              =================================


                     Semiannual Report | See notes to financial statements. | 23

Franklin Templeton International Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton International Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of two separate series. The Templeton Global Long-Short Fund (the Fund) included in this report is diversified. The financial statements of the remaining fund in the series are presented separately. The Fund offers three classes of shares:
Class A, Class B, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Short term investments are valued at cost.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


24 | Semiannual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


                                                          Semiannual Report | 25

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) D. OPTIONS

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell a specified number of shares or units of a particular security at a specified price. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. Upon closing of an option, other than by exercise, which results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include the possibility there may be an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract. Writing options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

E. SECURITIES SOLD SHORT

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund.

F. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.


26 | Semiannual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) F. INCOME AND DEFERRED TAXES (CONTINUED)

Foreign securities held by the Fund may be subject to foreign taxation. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                                                          Semiannual Report | 27

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) I. REDEMPTION
FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

J. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                       -----------------------------------------------------------------
                                            SIX MONTHS ENDED                      YEAR ENDED
                                             APRIL 30, 2006                     OCTOBER 31, 2005
                                       -----------------------------------------------------------------
                                         SHARES             AMOUNT           SHARES             AMOUNT
                                       -----------------------------------------------------------------
CLASS A SHARES:
 Shares sold ....................       1,045,740       $ 12,728,264        2,195,069       $ 25,187,745
 Shares issued in reinvestment of
  distributions .................          66,467            780,994           63,184            716,502
 Shares redeemed ................      (1,625,080)       (19,579,638)      (4,243,025)       (48,819,547)
                                       -----------------------------------------------------------------
 Net increase (decrease) ........        (512,873)      $ (6,070,380)      (1,984,772)      $(22,915,300)
                                       =================================================================
CLASS B SHARES:
 Shares sold ....................          42,510       $    504,319          213,275       $  2,420,042
 Shares issued in reinvestment of
  distributions .................          12,728            147,770            6,210             69,551
 Shares redeemed ................        (428,791)        (5,042,887)        (960,658)       (10,851,498)
                                       -----------------------------------------------------------------
 Net increase (decrease) ........        (373,553)      $ (4,390,798)        (741,173)      $ (8,361,905)
                                       =================================================================
ADVISOR CLASS:
 Shares sold ....................          14,906       $    176,492          877,306       $ 10,050,282
 Shares issued in reinvestment of
  distributions .................             144              1,687               55                621
 Shares redeemed ................         (23,296)          (283,219)        (637,683)        (7,390,179)
                                       -----------------------------------------------------------------
 Net increase (decrease) ........          (8,246)      $   (105,040)         239,678       $  2,660,724
                                       =================================================================


28 | Semiannual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

-------------------------------------------------------------------------------------------------
SUBSIDIARY                                                          AFFILIATION
-------------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                  Investment manager
Templeton Global Advisors Limited (TGAL)                            Investment manager
Franklin Templeton Investment Management Limited (FTIML)            Investment manager
Franklin Templeton Services, LLC (FT Services)                      Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)       Transfer agent

A. MANAGEMENT FEES

The Fund pays Advisers an investment management fee comprised of a "base fee" and a "performance adjustment." The base fee is calculated at the beginning of each month using an annual rate of 1.50% of the prior month's average daily net assets. The performance adjustment is calculated at the beginning of each month based on how much the Fund's total return exceeded or lagged its benchmark, the Morgan Stanley Capital International World Index, (the "Fund performance differential"), over the preceding twelve-month period (the performance period). A performance adjustment is applicable if the Fund performance differential exceeds 2.00%, either upwards (an increase to the base fee) or downwards (a decrease to the base fee). The performance adjustment rate is equal to 0.01% for each additional 0.05% that the Fund performance differential exceeds 2.00%. The performance adjustment amount is determined by multiplying the performance adjustment rate by the average daily net assets of the performance period. The performance adjustment rate may not exceed 1.00% annualized, either upwards or downwards. At the end of each month, an annualized investment management fee ratio is calculated (total investment management fees divided by fiscal year to date average daily net assets). In accordance with the Investment Management Agreement, the investment management fee ratio may not exceed 2.50% or fall below 0.50% for the fiscal year. For the period, the total annualized management fee rate, including the performance adjustment, was 0.50% of the average daily net assets of the Fund.

Under a subadvisory agreement, TGAL, an affiliate of Advisers, provides subadvisory services to the Fund and receives from Advisers fees based on the average daily net assets of the Fund. Under a subadvisory agreement, FTIML, an affiliate of TGAL, provides subadvisory services to the Fund and receives from TGAL fees based on the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.


                                                          Semiannual Report | 29

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED) C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class A ....................................    0.35%
Class B ....................................    1.00%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Net sales charges received  a .....................     $25,135
Contingent deferred sales charges retained ........     $77,610

a Net of commissions paid to unaffiliated broker/dealers.

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $79,023, of which $47,815 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended April 30, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At October 31, 2005, the Fund had tax basis capital losses which may be carried over to offset future capital gains. At October 31, 2005, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
  2011 ...........................................       $878,062
  2013 ...........................................         83,596
                                                         ========
                                                         $961,658
                                                         ========

30 | Semiannual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

5. INCOME TAXES (CONTINUED)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, dividends on securities sold short, and amortization of organization costs.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and dividends on securities sold short.

At April 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..................................   $ 107,247,752
                                                         =============
Unrealized appreciation ..............................   $  27,488,547
Unrealized depreciation ..............................      (1,842,519)
                                                         -------------
Net unrealized appreciation (depreciation) ...........   $  25,646,028
                                                         =============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended April 30, 2006, aggregated $62,598,139 and $89,234,992, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange

Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing


                                                          Semiannual Report | 31

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

8. REGULATORY MATTERS (CONTINUED)

support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds in March 2005. The SEC has not yet approved the distribution plans pertaining to the August 2, 2004 SEC Order or the December 13, 2004 SEC Order. However, subsequent to April 30, 2006, the SEC published the IDC's distribution plan pertaining to the December 13, 2004 SEC Order for public comment. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of those orders.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multidistrict litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


32 | Semiannual Report

Franklin Templeton International Trust

SHAREHOLDER INFORMATION

TEMPLETON GLOBAL LONG-SHORT FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 28, 2006, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the two separate funds within the Trust ("Fund(s)"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board,


                                                          Semiannual Report | 33

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Among other factors taken into account by the Board were the Manager's best-execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton Funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of its Class A shares in comparison to a performance universe selected by Lipper. The following summarizes the performance results for the Fund and the Board's view of such performance.

The performance universe for Templeton Global Long-Short Fund consisted of the Fund and all retail and institutional global multi-cap core funds as selected by Lipper. The Fund has been in existence for only a full four-year period and the Lipper report showed its total return for the one-year period ended January 31, 2006, as well as the previous four-year period ended such date to be in the lowest quintile of such performance universe. In discussing this performance, management expressed its view that the Lipper performance universe is not an appropriate comparison group because it is made up primarily of "long only" funds and that the Fund's short position detracted from comparative returns within such universe in the rising global equity market of recent years. Management further pointed out the Fund's objective of targeting capital appreciation with lower


34 | Semiannual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

volatility than the overall global stock market. The Board found the Fund's performance to be acceptable noting its relatively short period of existence and that it had an annualized positive return exceeding 8% during the one-year period, and on an annualized basis exceeding 5% during the four-year period as shown in such report.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under each Lipper report for each Fund. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes administrative charges as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The effective management fee rate for Templeton Global Long-Short Fund excludes adjustments reflecting the performance feature of its management agreement and was the highest in its expense group, but its total expenses were the lowest in such expense group. The Board was satisfied with the management fees and total expenses of each Fund in comparison to its respective Lipper expense group as shown in the Lipper reports.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity which financed up-front commissions paid to brokers/dealers who sold fund Class B shares, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. Included in the analysis were the revenue and related costs involved in providing services


                                                          Semiannual Report | 35

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

to the Fund, as well as each Fund's relative contribution to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. Templeton Global Long-Short Fund has a fixed 1.5% management fee subject to adjustment based on performance. In view of that Fund's asset size of approximately $131 million on December 31, 2005, and the actual level of its fee, the Board did not believe that management was benefiting from any meaningful economies of scale in its management of Templeton Global Long-Short Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.


36 | Semiannual Report

Franklin Templeton International Trust

SHAREHOLDER INFORMATION

TEMPLETON GLOBAL LONG-SHORT FUND

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC.

Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

                                                          Semiannual Report | 37

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

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 5

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 7
Colorado
Connecticut
Florida 7
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 6
Michigan 6
Minnesota 6
Missouri
New Jersey
New York 7
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 8

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

6. Portfolio of insured municipal securities.

7. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

8. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/05 Not part of the semiannual report

   [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON GLOBAL
LONG-SHORT FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

SUBADVISORS

Templeton Global Advisors Limited
Franklin Templeton Investment Management Limited

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton .com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager or the subadvisors. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

467 S2006 06/06

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES. (A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/JIMMY D. GAMBILL
   --------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   June 28, 2006


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    June 28, 2006